UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.

c/o TIAA

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2016

Item 1. Schedule of Investments.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2016

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

DIRECT REAL ESTATE - 0.2%
101,305	(b)	TIAA-CREF Real Property Fund LP	$1,020,137
		TOTAL DIRECT REAL ESTATE	1,020,137

FIXED INCOME - 39.9%
9,968,288		TIAA-CREF Bond Fund	106,660,677
4,261,192		TIAA-CREF Bond Plus Fund	45,765,201
406,759		TIAA-CREF Emerging Markets Debt Fund	4,157,072
1,026,404		TIAA-CREF High-Yield Fund	9,894,532
		TOTAL FIXED INCOME	166,477,482

INFLATION-PROTECTED ASSETS - 10.0%
3,568,663		TIAA-CREF Inflation-Linked Bond Fund	41,574,922
		TOTAL INFLATION-PROTECTED ASSETS	41,574,922

INTERNATIONAL EQUITY - 12.4%
990,965		TIAA-CREF Emerging Markets Equity Fund	9,463,716
1,896,671		TIAA-CREF Enhanced International Equity Index Fund	13,105,995
299,771		TIAA-CREF Global Natural Resources Fund	2,278,257
1,360,206		TIAA-CREF International Equity Fund	14,404,585
1,222,656		TIAA-CREF International Opportunities Fund	12,446,639
		TOTAL INTERNATIONAL EQUITY	51,699,192

SHORT-TERM FIXED INCOME - 10.0%
27,950		TIAA-CREF Money Market Fund	27,950
4,009,337		TIAA-CREF Short-Term Bond Fund	41,616,916
		TOTAL SHORT-TERM FIXED INCOME	41,644,866

U.S. EQUITY - 27.4%
1,868,995		TIAA-CREF Enhanced Large-Cap Growth Index Fund	21,213,089
2,160,649		TIAA-CREF Enhanced Large-Cap Value Index Fund	21,131,143
1,516,045		TIAA-CREF Growth & Income Fund	18,207,697
1,354,339		TIAA-CREF Large-Cap Growth Fund	21,466,267
1,216,048		TIAA-CREF Large-Cap Value Fund	21,451,090
42,624		TIAA-CREF Mid-Cap Growth Fund	853,762
49,003		TIAA-CREF Mid-Cap Value Fund	1,107,957
515,412		TIAA-CREF Small-Cap Equity Fund	8,777,469
		TOTAL U.S. EQUITY	114,208,474

		TOTAL AFFILIATED INVESTMENT COMPANIES	416,625,073
		(Cost $386,309,155)

		TOTAL INVESTMENTS - 99.9%	416,625,073
		(Cost $386,309,155)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	535,256
		NET ASSETS - 100.0%	$417,160,329

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.
1

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2016

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

DIRECT REAL ESTATE - 0.3%
278,226	(b)	TIAA-CREF Real Property Fund LP	$2,801,739
		TOTAL DIRECT REAL ESTATE	2,801,739

FIXED INCOME - 39.1%
26,306,782		TIAA-CREF Bond Fund	281,482,562
11,602,163		TIAA-CREF Bond Plus Fund	124,607,228
1,109,353		TIAA-CREF Emerging Markets Debt Fund	11,337,587
2,798,107		TIAA-CREF High-Yield Fund	26,973,748
		TOTAL FIXED INCOME	444,401,125

INFLATION-PROTECTED ASSETS - 8.4%
8,212,341		TIAA-CREF Inflation-Linked Bond Fund	95,673,775
		TOTAL INFLATION-PROTECTED ASSETS	95,673,775

INTERNATIONAL EQUITY - 13.6%
2,936,240		TIAA-CREF Emerging Markets Equity Fund	28,041,088
5,684,443		TIAA-CREF Enhanced International Equity Index Fund	39,279,500
907,022		TIAA-CREF Global Natural Resources Fund	6,893,368
4,036,808		TIAA-CREF International Equity Fund	42,749,791
3,653,453		TIAA-CREF International Opportunities Fund	37,192,156
		TOTAL INTERNATIONAL EQUITY	154,155,903

SHORT-TERM FIXED INCOME - 8.4%
58,970		TIAA-CREF Money Market Fund	58,970
9,227,310		TIAA-CREF Short-Term Bond Fund	95,779,479
		TOTAL SHORT-TERM FIXED INCOME	95,838,449

U.S. EQUITY - 30.1%
5,583,249		TIAA-CREF Enhanced Large-Cap Growth Index Fund	63,369,879
6,456,147		TIAA-CREF Enhanced Large-Cap Value Index Fund	63,141,119
4,529,594		TIAA-CREF Growth & Income Fund	54,400,420
4,046,689		TIAA-CREF Large-Cap Growth Fund	64,140,017
3,633,844		TIAA-CREF Large-Cap Value Fund	64,101,007
135,822		TIAA-CREF Mid-Cap Growth Fund	2,720,510
154,030		TIAA-CREF Mid-Cap Value Fund	3,482,627
1,539,916		TIAA-CREF Small-Cap Equity Fund	26,224,776
		TOTAL U.S. EQUITY	341,580,355

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,134,451,346
		(Cost $998,856,239)

		TOTAL INVESTMENTS - 99.9%	1,134,451,346
		(Cost $998,856,239)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	1,444,673
		NET ASSETS - 100.0%	$1,135,896,019

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.
2

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2016

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

DIRECT REAL ESTATE - 0.3%
444,519	(b)	TIAA-CREF Real Property Fund LP	$4,476,310
		TOTAL DIRECT REAL ESTATE	4,476,310

FIXED INCOME - 38.1%
40,331,066		TIAA-CREF Bond Fund	431,542,402
18,527,661		TIAA-CREF Bond Plus Fund	198,987,075
1,765,903		TIAA-CREF Emerging Markets Debt Fund	18,047,529
4,460,967		TIAA-CREF High-Yield Fund	43,003,717
		TOTAL FIXED INCOME	691,580,723

INFLATION-PROTECTED ASSETS - 6.4%
10,008,040		TIAA-CREF Inflation-Linked Bond Fund	116,593,667
		TOTAL INFLATION-PROTECTED ASSETS	116,593,667

INTERNATIONAL EQUITY - 15.1%
5,179,328		TIAA-CREF Emerging Markets Equity Fund	49,462,587
10,097,631		TIAA-CREF Enhanced International Equity Index Fund	69,774,629
1,622,105		TIAA-CREF Global Natural Resources Fund	12,327,996
7,126,896		TIAA-CREF International Equity Fund	75,473,830
6,498,416		TIAA-CREF International Opportunities Fund	66,153,876
		TOTAL INTERNATIONAL EQUITY	273,192,918

SHORT-TERM FIXED INCOME - 6.4%
143,165		TIAA-CREF Money Market Fund	143,165
11,241,806		TIAA-CREF Short-Term Bond Fund	116,689,949
		TOTAL SHORT-TERM FIXED INCOME	116,833,114

U.S. EQUITY - 33.6%
9,952,431		TIAA-CREF Enhanced Large-Cap Growth Index Fund	112,960,097
11,517,680		TIAA-CREF Enhanced Large-Cap Value Index Fund	112,642,912
8,059,879		TIAA-CREF Growth & Income Fund	96,799,150
7,187,825		TIAA-CREF Large-Cap Growth Fund	113,927,025
6,457,325		TIAA-CREF Large-Cap Value Fund	113,907,209
256,665		TIAA-CREF Mid-Cap Growth Fund	5,141,002
287,497		TIAA-CREF Mid-Cap Value Fund	6,500,305
2,735,457		TIAA-CREF Small-Cap Equity Fund	46,584,833
		TOTAL U.S. EQUITY	608,462,533

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,811,139,265
		(Cost $1,786,738,044)

		TOTAL INVESTMENTS - 99.9%	1,811,139,265
		(Cost $1,786,738,044)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	2,383,662
		NET ASSETS - 100.0%	$1,813,522,927

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.
3

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2016

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%(a)

DIRECT REAL ESTATE - 0.3%
770,023	(b)	TIAA-CREF Real Property Fund LP	$7,754,128
		TOTAL DIRECT REAL ESTATE	7,754,128

FIXED INCOME - 34.8%
60,397,920		TIAA-CREF Bond Fund	646,257,741
32,201,833		TIAA-CREF Bond Plus Fund	345,847,690
3,072,658		TIAA-CREF Emerging Markets Debt Fund	31,402,567
7,750,557		TIAA-CREF High-Yield Fund	74,715,369
		TOTAL FIXED INCOME	1,098,223,367

INFLATION-PROTECTED ASSETS - 4.4%
12,024,200		TIAA-CREF Inflation-Linked Bond Fund	140,081,925
		TOTAL INFLATION-PROTECTED ASSETS	140,081,925

INTERNATIONAL EQUITY - 17.3%
10,284,462		TIAA-CREF Emerging Markets Equity Fund	98,216,612
20,204,200		TIAA-CREF Enhanced International Equity Index Fund	139,611,023
3,274,650		TIAA-CREF Global Natural Resources Fund	24,887,338
14,138,567		TIAA-CREF International Equity Fund	149,727,423
13,018,626		TIAA-CREF International Opportunities Fund	132,529,615
		TOTAL INTERNATIONAL EQUITY	544,972,011

SHORT-TERM FIXED INCOME - 4.5%
191,615		TIAA-CREF Money Market Fund	191,615
13,507,969		TIAA-CREF Short-Term Bond Fund	140,212,719
		TOTAL SHORT-TERM FIXED INCOME	140,404,334

U.S. EQUITY - 38.7%
19,960,732		TIAA-CREF Enhanced Large-Cap Growth Index Fund	226,554,309
23,099,169		TIAA-CREF Enhanced Large-Cap Value Index Fund	225,909,869
16,128,400		TIAA-CREF Growth & Income Fund	193,702,078
14,425,986		TIAA-CREF Large-Cap Growth Fund	228,651,875
12,966,959		TIAA-CREF Large-Cap Value Fund	228,737,160
551,286		TIAA-CREF Mid-Cap Growth Fund	11,042,249
608,729		TIAA-CREF Mid-Cap Value Fund	13,763,374
5,481,543		TIAA-CREF Small-Cap Equity Fund	93,350,669
		TOTAL U.S. EQUITY	1,221,711,583

		TOTAL AFFILIATED INVESTMENT COMPANIES	3,153,147,348
		(Cost $3,083,855,962)

		TOTAL INVESTMENTS - 100.0%	3,153,147,348
		(Cost $3,083,855,962)
		OTHER ASSETS & LIABILITIES, NET - 0.0%	1,116,843
		NET ASSETS - 100.0%	$3,154,264,191

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.
4

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2016

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

DIRECT REAL ESTATE - 0.3%
802,475	(b)	TIAA-CREF Real Property Fund LP	$8,080,924
		TOTAL DIRECT REAL ESTATE	8,080,924

FIXED INCOME - 30.7%
50,667,802		TIAA-CREF Bond Fund	542,145,486
33,539,621		TIAA-CREF Bond Plus Fund	360,215,526
3,196,731		TIAA-CREF Emerging Markets Debt Fund	32,670,595
8,082,556		TIAA-CREF High-Yield Fund	77,915,837
		TOTAL FIXED INCOME	1,012,947,444

INFLATION-PROTECTED ASSETS - 2.4%
6,913,376		TIAA-CREF Inflation-Linked Bond Fund	80,540,835
		TOTAL INFLATION-PROTECTED ASSETS	80,540,835

INTERNATIONAL EQUITY - 19.7%
12,198,293		TIAA-CREF Emerging Markets Equity Fund	116,493,696
24,133,027		TIAA-CREF Enhanced International Equity Index Fund	166,759,216
3,937,796		TIAA-CREF Global Natural Resources Fund	29,927,252
16,714,978		TIAA-CREF International Equity Fund	177,011,618
15,518,915		TIAA-CREF International Opportunities Fund	157,982,557
		TOTAL INTERNATIONAL EQUITY	648,174,339

SHORT-TERM FIXED INCOME - 2.5%
187,767		TIAA-CREF Money Market Fund	187,767
7,763,694		TIAA-CREF Short-Term Bond Fund	80,587,148
		TOTAL SHORT-TERM FIXED INCOME	80,774,915

U.S. EQUITY - 44.3%
23,836,526		TIAA-CREF Enhanced Large-Cap Growth Index Fund	270,544,572
27,596,878		TIAA-CREF Enhanced Large-Cap Value Index Fund	269,897,464
19,262,522		TIAA-CREF Growth & Income Fund	231,342,884
17,210,477		TIAA-CREF Large-Cap Growth Fund	272,786,056
15,492,513		TIAA-CREF Large-Cap Value Fund	273,287,924
692,902		TIAA-CREF Mid-Cap Growth Fund	13,878,824
758,093		TIAA-CREF Mid-Cap Value Fund	17,140,476
6,564,093		TIAA-CREF Small-Cap Equity Fund	111,786,500
		TOTAL U.S. EQUITY	1,460,664,700

		TOTAL AFFILIATED INVESTMENT COMPANIES	3,291,183,157
		(Cost $3,193,656,753)

		TOTAL INVESTMENTS - 99.9%	3,291,183,157
		(Cost $3,193,656,753)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	3,988,341
		NET ASSETS - 100.0%	$3,295,171,498

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.
5

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2016

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

DIRECT REAL ESTATE - 0.2%
772,976	(b)	TIAA-CREF Real Property Fund LP	$7,783,869
		TOTAL DIRECT REAL ESTATE	7,783,869

FIXED INCOME - 26.7%
39,357,158		TIAA-CREF Bond Fund	421,121,591
30,077,270		TIAA-CREF Bond Plus Fund	323,029,876
3,089,900		TIAA-CREF Emerging Markets Debt Fund	31,578,776
7,817,284		TIAA-CREF High-Yield Fund	75,358,617
		TOTAL FIXED INCOME	851,088,860

INFLATION-PROTECTED ASSETS - 0.5%
1,236,739		TIAA-CREF Inflation-Linked Bond Fund	14,408,015
		TOTAL INFLATION-PROTECTED ASSETS	14,408,015

INTERNATIONAL EQUITY - 22.1%
13,171,265		TIAA-CREF Emerging Markets Equity Fund	125,785,585
26,235,291		TIAA-CREF Enhanced International Equity Index Fund	181,285,860
4,304,323		TIAA-CREF Global Natural Resources Fund	32,712,854
18,084,076		TIAA-CREF International Equity Fund	191,510,363
16,897,086		TIAA-CREF International Opportunities Fund	172,012,340
		TOTAL INTERNATIONAL EQUITY	703,307,002

SHORT-TERM FIXED INCOME - 0.5%
180,589		TIAA-CREF Money Market Fund	180,589
1,390,037		TIAA-CREF Short-Term Bond Fund	14,428,578
		TOTAL SHORT-TERM FIXED INCOME	14,609,167

U.S. EQUITY - 49.9%
25,963,088		TIAA-CREF Enhanced Large-Cap Growth Index Fund	294,681,046
30,049,681		TIAA-CREF Enhanced Large-Cap Value Index Fund	293,885,885
20,942,642		TIAA-CREF Growth & Income Fund	251,521,130
18,704,528		TIAA-CREF Large-Cap Growth Fund	296,466,763
16,818,744		TIAA-CREF Large-Cap Value Fund	296,682,648
782,824		TIAA-CREF Mid-Cap Growth Fund	15,679,972
851,006		TIAA-CREF Mid-Cap Value Fund	19,241,253
7,130,732		TIAA-CREF Small-Cap Equity Fund	121,436,367
		TOTAL U.S. EQUITY	1,589,595,064

		TOTAL AFFILIATED INVESTMENT COMPANIES	3,180,791,977
		(Cost $3,058,158,493)

		TOTAL INVESTMENTS - 99.9%	3,180,791,977
		(Cost $3,058,158,493)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	2,988,879
		NET ASSETS - 100.0%	$3,183,780,856

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.
6

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2016

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

DIRECT REAL ESTATE - 0.3%
776,664	(b)	TIAA-CREF Real Property Fund LP	$7,821,008
		TOTAL DIRECT REAL ESTATE	7,821,008

FIXED INCOME - 19.6%
25,923,370		TIAA-CREF Bond Fund	277,380,056
22,590,999		TIAA-CREF Bond Plus Fund	242,627,331
3,084,833		TIAA-CREF Emerging Markets Debt Fund	31,526,995
7,800,291		TIAA-CREF High-Yield Fund	75,194,806
		TOTAL FIXED INCOME	626,729,188

INTERNATIONAL EQUITY - 24.5%
14,630,664		TIAA-CREF Emerging Markets Equity Fund	139,722,841
29,260,659		TIAA-CREF Enhanced International Equity Index Fund	202,191,157
4,829,881		TIAA-CREF Global Natural Resources Fund	36,707,094
20,087,414		TIAA-CREF International Equity Fund	212,725,717
18,868,611		TIAA-CREF International Opportunities Fund	192,082,457
		TOTAL INTERNATIONAL EQUITY	783,429,266

SHORT-TERM FIXED INCOME - 0.0%
186,540		TIAA-CREF Money Market Fund	186,540
		TOTAL SHORT-TERM FIXED INCOME	186,540

U.S. EQUITY - 55.5%
29,017,369		TIAA-CREF Enhanced Large-Cap Growth Index Fund	329,347,142
33,575,171		TIAA-CREF Enhanced Large-Cap Value Index Fund	328,365,170
23,380,237		TIAA-CREF Growth & Income Fund	280,796,648
20,873,589		TIAA-CREF Large-Cap Growth Fund	330,846,389
18,778,629		TIAA-CREF Large-Cap Value Fund	331,255,024
902,034		TIAA-CREF Mid-Cap Growth Fund	18,067,744
972,910		TIAA-CREF Mid-Cap Value Fund	21,997,487
7,957,686		TIAA-CREF Small-Cap Equity Fund	135,519,394
		TOTAL U.S. EQUITY	1,776,194,998

		TOTAL AFFILIATED INVESTMENT COMPANIES	3,194,361,000
		(Cost $3,043,408,084)

		TOTAL INVESTMENTS - 99.9%	3,194,361,000
		(Cost $3,043,408,084)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	4,413,510
		NET ASSETS - 100.0%	$3,198,774,510

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.
7

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2016

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

DIRECT REAL ESTATE - 0.3%
972,964	(b)	TIAA-CREF Real Property Fund LP	$9,797,749
		TOTAL DIRECT REAL ESTATE	9,797,749

FIXED INCOME - 11.6%
6,636,160		TIAA-CREF Bond Fund	71,006,910
24,206,828		TIAA-CREF Bond Plus Fund	259,981,336
3,818,551		TIAA-CREF Emerging Markets Debt Fund	39,025,586
9,671,968		TIAA-CREF High-Yield Fund	93,237,774
		TOTAL FIXED INCOME	463,251,606

INTERNATIONAL EQUITY - 26.9%
20,070,583		TIAA-CREF Emerging Markets Equity Fund	191,674,065
40,310,746		TIAA-CREF Enhanced International Equity Index Fund	278,547,254
6,681,991		TIAA-CREF Global Natural Resources Fund	50,783,134
27,538,216		TIAA-CREF International Equity Fund	291,629,708
25,975,375		TIAA-CREF International Opportunities Fund	264,429,315
		TOTAL INTERNATIONAL EQUITY	1,077,063,476

SHORT-TERM FIXED INCOME - 0.0%
273,445		TIAA-CREF Money Market Fund	273,445
		TOTAL SHORT-TERM FIXED INCOME	273,445

U.S. EQUITY - 61.1%
39,965,851		TIAA-CREF Enhanced Large-Cap Growth Index Fund	453,612,412
46,260,127		TIAA-CREF Enhanced Large-Cap Value Index Fund	452,424,041
32,193,899		TIAA-CREF Growth & Income Fund	386,648,727
28,740,260		TIAA-CREF Large-Cap Growth Fund	455,533,120
25,850,475		TIAA-CREF Large-Cap Value Fund	456,002,373
1,270,691		TIAA-CREF Mid-Cap Growth Fund	25,451,937
1,364,859		TIAA-CREF Mid-Cap Value Fund	30,859,468
10,967,268		TIAA-CREF Small-Cap Equity Fund	186,772,582
		TOTAL U.S. EQUITY	2,447,304,660

		TOTAL AFFILIATED INVESTMENT COMPANIES	3,997,690,936
		(Cost $3,773,720,335)

		TOTAL INVESTMENTS - 99.9%	3,997,690,936
		(Cost $3,773,720,335)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	5,085,988
		NET ASSETS - 100.0%	$4,002,776,924

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.
8

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2016

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

DIRECT REAL ESTATE - 0.3%
423,556	(b)	TIAA-CREF Real Property Fund LP	$4,265,204
		TOTAL DIRECT REAL ESTATE	4,265,204

FIXED INCOME - 8.8%
9,037,471		TIAA-CREF Bond Plus Fund	97,062,438
1,664,438		TIAA-CREF Emerging Markets Debt Fund	17,010,553
4,218,173		TIAA-CREF High-Yield Fund	40,663,191
		TOTAL FIXED INCOME	154,736,182

INTERNATIONAL EQUITY - 27.7%
9,054,531		TIAA-CREF Emerging Markets Equity Fund	86,470,770
18,249,472		TIAA-CREF Enhanced International Equity Index Fund	126,103,849
3,027,943		TIAA-CREF Global Natural Resources Fund	23,012,366
12,439,237		TIAA-CREF International Equity Fund	131,731,525
11,729,799		TIAA-CREF International Opportunities Fund	119,409,350
		TOTAL INTERNATIONAL EQUITY	486,727,860

SHORT-TERM FIXED INCOME - 0.0%
81,040		TIAA-CREF Money Market Fund	81,040
		TOTAL SHORT-TERM FIXED INCOME	81,040

U.S. EQUITY - 63.1%
18,101,741		TIAA-CREF Enhanced Large-Cap Growth Index Fund	205,454,762
20,956,813		TIAA-CREF Enhanced Large-Cap Value Index Fund	204,957,627
14,572,339		TIAA-CREF Growth & Income Fund	175,013,790
13,003,221		TIAA-CREF Large-Cap Growth Fund	206,101,060
11,680,045		TIAA-CREF Large-Cap Value Fund	206,035,994
578,527		TIAA-CREF Mid-Cap Growth Fund	11,587,891
621,386		TIAA-CREF Mid-Cap Value Fund	14,049,537
4,954,704		TIAA-CREF Small-Cap Equity Fund	84,378,616
		TOTAL U.S. EQUITY	1,107,579,277

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,753,389,563
		(Cost $1,626,326,295)

		TOTAL INVESTMENTS - 99.9%	1,753,389,563
		(Cost $1,626,326,295)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	2,652,974
		NET ASSETS - 100.0%	$1,756,042,537

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.
9

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2016

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

DIRECT REAL ESTATE - 0.2%
258,022	(b)	TIAA-CREF Real Property Fund LP	$2,598,284
		TOTAL DIRECT REAL ESTATE	2,598,284

FIXED INCOME - 7.6%
4,301,604		TIAA-CREF Bond Plus Fund	46,199,224
1,014,465		TIAA-CREF Emerging Markets Debt Fund	10,367,834
2,565,634		TIAA-CREF High-Yield Fund	24,732,710
		TOTAL FIXED INCOME	81,299,768

INTERNATIONAL EQUITY - 28.1%
5,606,942		TIAA-CREF Emerging Markets Equity Fund	53,546,299
11,316,900		TIAA-CREF Enhanced International Equity Index Fund	78,199,778
1,879,717		TIAA-CREF Global Natural Resources Fund	14,285,853
7,711,862		TIAA-CREF International Equity Fund	81,668,614
7,273,792		TIAA-CREF International Opportunities Fund	74,047,202
		TOTAL INTERNATIONAL EQUITY	301,747,746

SHORT-TERM FIXED INCOME - 0.0%
41,908		TIAA-CREF Money Market Fund	41,908
		TOTAL SHORT-TERM FIXED INCOME	41,908

U.S. EQUITY - 63.9%
11,230,137		TIAA-CREF Enhanced Large-Cap Growth Index Fund	127,462,053
13,005,792		TIAA-CREF Enhanced Large-Cap Value Index Fund	127,196,650
9,039,014		TIAA-CREF Growth & Income Fund	108,558,562
8,063,385		TIAA-CREF Large-Cap Growth Fund	127,804,651
7,243,018		TIAA-CREF Large-Cap Value Fund	127,766,842
360,420		TIAA-CREF Mid-Cap Growth Fund	7,219,204
386,078		TIAA-CREF Mid-Cap Value Fund	8,729,213
3,067,573		TIAA-CREF Small-Cap Equity Fund	52,240,767
		TOTAL U.S. EQUITY	686,977,942

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,072,665,648
		(Cost $1,002,187,474)

		TOTAL INVESTMENTS - 99.8%	1,072,665,648
		(Cost $1,002,187,474)
		OTHER ASSETS & LIABILITIES, NET - 0.2%	1,768,435
		NET ASSETS - 100.0%	$1,074,434,083

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.
10

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2055 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2016

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

DIRECT REAL ESTATE - 0.2%
55,907	(b)	TIAA-CREF Real Property Fund LP	$562,983
		TOTAL DIRECT REAL ESTATE	562,983

FIXED INCOME - 6.3%
675,831		TIAA-CREF Bond Plus Fund	7,258,421
221,105		TIAA-CREF Emerging Markets Debt Fund	2,259,696
559,710		TIAA-CREF High-Yield Fund	5,395,601
		TOTAL FIXED INCOME	14,913,718

INTERNATIONAL EQUITY - 28.5%
1,244,162		TIAA-CREF Emerging Markets Equity Fund	11,881,749
2,514,506		TIAA-CREF Enhanced International Equity Index Fund	17,375,239
419,312		TIAA-CREF Global Natural Resources Fund	3,186,768
1,712,944		TIAA-CREF International Equity Fund	18,140,072
1,617,188		TIAA-CREF International Opportunities Fund	16,462,979
		TOTAL INTERNATIONAL EQUITY	67,046,807

SHORT-TERM FIXED INCOME - 0.0%
6,605		TIAA-CREF Money Market Fund	6,605
		TOTAL SHORT-TERM FIXED INCOME	6,605

U.S. EQUITY - 64.8%
2,497,880		TIAA-CREF Enhanced Large-Cap Growth Index Fund	28,350,942
2,892,413		TIAA-CREF Enhanced Large-Cap Value Index Fund	28,287,797
2,009,177		TIAA-CREF Growth & Income Fund	24,130,211
1,791,862		TIAA-CREF Large-Cap Growth Fund	28,401,011
1,609,780		TIAA-CREF Large-Cap Value Fund	28,396,520
80,351		TIAA-CREF Mid-Cap Growth Fund	1,609,428
85,972		TIAA-CREF Mid-Cap Value Fund	1,943,829
681,466		TIAA-CREF Small-Cap Equity Fund	11,605,364
		TOTAL U.S. EQUITY	152,725,102

		TOTAL AFFILIATED INVESTMENT COMPANIES	235,255,215
		(Cost $226,356,904)

		TOTAL INVESTMENTS - 99.8%	235,255,215
		(Cost $226,356,904)
		OTHER ASSETS & LIABILITIES, NET - 0.2%	349,326
		NET ASSETS - 100.0%	$235,604,541

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.
11

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2060 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2060 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2016

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%(a)

DIRECT REAL ESTATE - 0.2%
3,363	(b)	TIAA-CREF Real Property Fund LP	$33,868
		TOTAL DIRECT REAL ESTATE	33,868

FIXED INCOME - 5.1%
25,858		TIAA-CREF Bond Plus Fund	277,717
13,788		TIAA-CREF Emerging Markets Debt Fund	140,917
34,912		TIAA-CREF High-Yield Fund	336,549
		TOTAL FIXED INCOME	755,183

INTERNATIONAL EQUITY - 28.9%
79,108		TIAA-CREF Emerging Markets Equity Fund	755,478
159,848		TIAA-CREF Enhanced International Equity Index Fund	1,104,548
26,658		TIAA-CREF Global Natural Resources Fund	202,600
108,836		TIAA-CREF International Equity Fund	1,152,571
102,865		TIAA-CREF International Opportunities Fund	1,047,167
		TOTAL INTERNATIONAL EQUITY	4,262,364

SHORT-TERM FIXED INCOME - 0.0%
100		TIAA-CREF Money Market Fund	100
		TOTAL SHORT-TERM FIXED INCOME	100

U.S. EQUITY - 65.8%
159,002		TIAA-CREF Enhanced Large-Cap Growth Index Fund	1,804,675
184,147		TIAA-CREF Enhanced Large-Cap Value Index Fund	1,800,958
127,824		TIAA-CREF Growth & Income Fund	1,535,167
113,995		TIAA-CREF Large-Cap Growth Fund	1,806,826
102,414		TIAA-CREF Large-Cap Value Fund	1,806,580
5,130		TIAA-CREF Mid-Cap Growth Fund	102,753
5,483		TIAA-CREF Mid-Cap Value Fund	123,980
43,342		TIAA-CREF Small-Cap Equity Fund	738,111
		TOTAL U.S. EQUITY	9,719,050

		TOTAL AFFILIATED INVESTMENT COMPANIES	14,770,565
		(Cost $14,688,347)

		TOTAL INVESTMENTS - 100.0%	14,770,565
		(Cost $14,688,347)
		OTHER ASSETS & LIABILITIES, NET - (0.0)%	(9,661)
		NET ASSETS - 100.0%	$14,760,904

(a)	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
(b)	Indicates a security that has been deemed illiquid.
12

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. On December 4, 2015, certain Funds made an additional share class (Advisor) available for sale pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Investments in unregistered limited partnerships: These investments are measured at fair value as of the valuation date using the net asset value per share practical expedient and are not categorized within the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2016, there were no transfers between levels by the Funds.

13

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

The following table summarizes the market value of the Funds’ investments as of August 31, 2016, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Fair Value using Practical Expedient (a)	Total
Lifecycle Retirement Income Fund
Registered investment companies	$415,604,936	$—	$—	$—	$415,604,936
TIAA-CREF Real Property Fund LP	—	—	—	1,020,137	1,020,137
Total	$415,604,936	$—	$—	$1,020,137	$416,625,073
Lifecycle 2010 Fund
Registered investment companies	$1,131,649,607	$—	$—	$—	$1,131,649,607
TIAA-CREF Real Property Fund LP	—	—	—	2,801,739	2,801,739
Total	$1,131,649,607	$—	$—	$2,801,739	$1,134,451,346
Lifecycle 2015 Fund
Registered investment companies	$1,806,662,955	$—	$—	$—	$1,806,662,955
TIAA-CREF Real Property Fund LP	—	—	—	4,476,310	4,476,310
Total	$1,806,662,955	$—	$—	$4,476,310	$1,811,139,265
Lifecycle 2020 Fund
Registered investment companies	$3,145,393,220	$—	$—	$—	$3,145,393,220
TIAA-CREF Real Property Fund LP	—	—	—	7,754,128	7,754,128
Total	$3,145,393,220	$—	$—	$7,754,128	$3,153,147,348
Lifecycle 2025 Fund
Registered investment companies	$3,283,102,233	$—	$—	$—	$3,283,102,233
TIAA-CREF Real Property Fund LP	—	—	—	8,080,924	8,080,924
Total	$3,283,102,233	$—	$—	$8,080,924	$3,291,183,157
Lifecycle 2030 Fund
Registered investment companies	$3,173,008,108	$—	$—	$—	$3,173,008,108
TIAA-CREF Real Property Fund LP	—	—	—	7,783,869	7,783,869
Total	$3,173,008,108	$—	$—	$7,783,869	$3,180,791,977
Lifecycle 2035 Fund
Registered investment companies	$3,186,539,992	$—	$—	$—	$3,186,539,992
TIAA-CREF Real Property Fund LP	—	—	—	7,821,008	7,821,008
Total	$3,186,539,992	$—	$—	$7,821,008	$3,194,361,000
Lifecycle 2040 Fund
Registered investment companies	$3,987,893,187	$—	$—	$—	$3,987,893,187
TIAA-CREF Real Property Fund LP	—	—	—	9,797,749	9,797,749
Total	$3,987,893,187	$—	$—	$9,797,749	$3,997,690,936
Lifecycle 2045 Fund
Registered investment companies	$1,749,124,359	$—	$—	$—	$1,749,124,359
TIAA-CREF Real Property Fund LP	—	—	—	4,265,204	4,265,204
Total	$1,749,124,359	$—	$—	$4,265,204	$1,753,389,563
Lifecycle 2050 Fund
Registered investment companies	$1,070,067,364	$—	$—		$1,070,067,364
TIAA-CREF Real Property Fund LP	—	—	—	2,598,284	2,598,284
Total	$1,070,067,364	$—	$—	$2,598,284	$1,072,665,648
Lifecycle 2055 Fund
Registered investment companies	$234,692,232	$—	$—		$234,692,232
TIAA-CREF Real Property Fund LP	—	—	—	562,983	562,983
Total	$234,692,232	$—	$—	$562,983	$235,255,215
Lifecycle 2060 Fund
Registered investment companies	$14,736,697	$—	$—	$—	$14,736,697
TIAA-CREF Real Property Fund LP	—	—	—	33,868	33,868
Total	$14,736,697	$—	$—	$33,868	$14,770,565

(a)  In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the schedules of investments.

14

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 3—investment adviser and affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds and the TIAA-CREF Real Property Fund LP. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2016
Lifecycle Retirement Income Fund
TIAA-CREF Bond	$98,853,644	$7,195,628	$1,369,003	$2,172	$699,737	$106,660,677
TIAA-CREF Bond Plus	43,498,213	1,938,652	584,712	(3,001)	342,632	45,765,201
TIAA-CREF Emerging Markets Debt	3,956,958	102,576	172,896	(725)	60,410	4,157,072
TIAA-CREF Emerging Markets Equity	8,665,114	541,754	716,992	(123,689)	—	9,463,716
TIAA-CREF Enhanced International Equity Index	12,773,201	667,858	423,702	(19,349)	—	13,105,995
TIAA-CREF Enhanced Large-Cap Growth Index	19,865,585	1,088,977	522,074	(32,663)	—	21,213,089
TIAA-CREF Enhanced Large-Cap Value Index	19,059,727	1,549,760	319,261	(6,637)	—	21,131,143
TIAA-CREF Global Natural Resources	2,401,177	123,620	394,898	(104,457)	—	2,278,257
TIAA-CREF Growth & Income	17,561,975	680,485	575,333	(8,761)	61,711	18,207,697
TIAA-CREF High-Yield	11,871,555	169,928	2,573,221	(200,902)	172,366	9,894,532
TIAA-CREF Inflation-Linked Bond	39,458,747	2,241,973	675,288	104	—	41,574,922
TIAA-CREF International Equity	15,123,136	1,299,423	2,180,228	(112,639)	—	14,404,585
TIAA-CREF International Opportunities	11,809,637	1,107,140	564,154	(11,229)	—	12,446,639
TIAA-CREF Large-Cap Growth	21,142,253	878,868	915,935	(6,001)	—	21,466,267
TIAA-CREF Large-Cap Value	20,329,472	902,580	936,491	(42,216)	—	21,451,090
TIAA-CREF Mid-Cap Growth	927,828	28,679	136,000	(7,378)	—	853,762
TIAA-CREF Mid-Cap Value	978,407	129,779	45,660	(1,782)	—	1,107,957
TIAA-CREF Money Market	27,929	21	—	—	21	27,950
TIAA-CREF Real Property Fund LP	—	1,013,046	—	—	—	1,020,137
TIAA-CREF Short-Term Bond	39,504,069	2,557,464	596,550	(2,396)	198,360	41,616,916
TIAA-CREF Small-Cap Equity	8,373,987	290,530	481,983	(24,651)	—	8,777,469
	$396,182,614	$24,508,741	$14,184,381	$(706,200)	$1,535,237	$416,625,073
Lifecycle 2010 Fund
TIAA-CREF Bond	$265,160,510	$17,807,156	$6,797,602	$50,156	$1,866,340	$281,482,562
TIAA-CREF Bond Plus	120,650,562	3,815,598	2,386,213	18,069	944,106	124,607,228
TIAA-CREF Emerging Markets Debt	10,965,127	323,841	699,106	(6,230)	167,746	11,337,587
TIAA-CREF Emerging Markets Equity	26,167,411	1,453,360	2,517,027	(341,534)	—	28,041,088
TIAA-CREF Enhanced International Equity Index	39,090,264	1,370,030	1,441,241	(127,978)	—	39,279,500
TIAA-CREF Enhanced Large-Cap Growth Index	61,164,659	1,439,270	1,636,467	30,498	—	63,369,879
TIAA-CREF Enhanced Large-Cap Value Index	58,648,827	3,081,489	1,154,303	18,655	—	63,141,119
TIAA-CREF Global Natural Resources	7,333,405	301,838	1,190,006	(313,130)	—	6,893,368
TIAA-CREF Growth & Income	53,771,171	1,156,585	2,169,880	76,254	188,428	54,400,420
TIAA-CREF High-Yield	32,949,334	377,366	7,531,378	(419,255)	475,476	26,973,748
TIAA-CREF Inflation-Linked Bond	91,439,259	4,562,504	1,607,675	6,664	—	95,673,775
TIAA-CREF International Equity	45,598,666	3,103,507	6,382,189	(57,739)	—	42,749,791
TIAA-CREF International Opportunities	36,137,062	2,862,946	2,088,445	(124,382)	—	37,192,156
TIAA-CREF Large-Cap Growth	64,568,080	1,991,973	3,494,878	122,812	—	64,140,017
TIAA-CREF Large-Cap Value	62,178,355	2,113,857	3,685,684	243,097	—	64,101,007
TIAA-CREF Mid-Cap Growth	3,018,440	37,261	444,617	8,712	—	2,720,510
TIAA-CREF Mid-Cap Value	3,164,059	306,184	133,143	(1,193)	—	3,482,627
TIAA-CREF Money Market	58,970	—	—	—	46	58,970
TIAA-CREF Real Property Fund LP	—	2,782,263	—	—	—	2,801,739
TIAA-CREF Short-Term Bond	91,537,031	5,318,129	1,428,964	(4,260)	458,988	95,779,479
TIAA-CREF Small-Cap Equity	25,612,568	481,466	1,671,559	30,293	—	26,224,776
	$1,099,213,760	$54,686,623	$48,460,377	$(790,491)	$4,101,130	$1,134,451,346
15

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2016
Lifecycle 2015 Fund
TIAA-CREF Bond	$404,396,208	$28,841,370	$9,788,592	$175,944	$2,847,799	$431,542,402
TIAA-CREF Bond Plus	191,900,432	7,195,824	4,127,470	91,564	1,502,177	198,987,075
TIAA-CREF Emerging Markets Debt	17,475,792	720,605	1,342,461	43,365	266,091	18,047,529
TIAA-CREF Emerging Markets Equity	45,799,688	1,840,772	3,323,841	116,737	—	49,462,587
TIAA-CREF Enhanced International Equity Index	69,211,377	2,111,129	2,021,949	77,968	—	69,774,629
TIAA-CREF Enhanced Large-Cap Growth Index	108,836,814	2,597,789	2,761,354	440,796	—	112,960,097
TIAA-CREF Enhanced Large-Cap Value Index	104,471,225	5,205,535	1,615,873	313,619	—	112,642,912
TIAA-CREF Global Natural Resources	13,002,310	329,532	1,811,056	173,749	—	12,327,996
TIAA-CREF Growth & Income	95,225,675	2,233,698	3,580,515	916,011	333,515	96,799,150
TIAA-CREF High-Yield	52,373,829	967,775	12,218,559	(248,477)	756,563	43,003,717
TIAA-CREF Inflation-Linked Bond	110,635,787	6,129,964	1,714,551	54,325	—	116,593,667
TIAA-CREF International Equity	79,456,592	5,117,047	9,890,689	580,428	—	75,473,830
TIAA-CREF International Opportunities	63,893,225	4,374,334	2,632,487	148,764	—	66,153,876
TIAA-CREF Large-Cap Growth	114,205,838	2,523,985	4,723,370	1,452,440	—	113,927,025
TIAA-CREF Large-Cap Value	110,112,680	4,559,716	6,984,695	1,555,753	—	113,907,209
TIAA-CREF Mid-Cap Growth	5,635,748	16,142	717,083	38,458	—	5,141,002
TIAA-CREF Mid-Cap Value	5,936,923	496,485	202,195	34,768	—	6,500,305
TIAA-CREF Money Market	143,165	—	—	—	111	143,165
TIAA-CREF Real Property Fund LP	—	4,445,194	—	—	—	4,476,310
TIAA-CREF Short-Term Bond	110,751,814	6,955,873	1,444,097	6,749	556,329	116,689,949
TIAA-CREF Small-Cap Equity	45,343,588	895,729	2,856,806	300,238	—	46,584,833
	$1,748,808,710	$87,558,498	$73,757,643	$6,273,199	$6,262,585	$1,811,139,265
Lifecycle 2020 Fund
TIAA-CREF Bond	$587,689,841	$55,124,675	$8,370,553	$139,574	$4,195,116	$646,257,741
TIAA-CREF Bond Plus	327,980,305	15,755,409	4,787,764	128,097	2,590,151	345,847,690
TIAA-CREF Emerging Markets Debt	29,796,731	1,582,804	2,034,108	102,535	457,619	31,402,567
TIAA-CREF Emerging Markets Equity	88,691,511	5,654,841	6,210,822	461,517	—	98,216,612
TIAA-CREF Enhanced International Equity Index	136,317,741	4,741,892	2,427,296	130,588	—	139,611,023
TIAA-CREF Enhanced Large-Cap Growth Index	215,411,553	7,407,249	4,790,980	919,602	—	226,554,309
TIAA-CREF Enhanced Large-Cap Value Index	206,828,175	12,232,581	2,287,550	497,687	—	225,909,869
TIAA-CREF Global Natural Resources	25,561,070	847,986	3,127,272	390,964	—	24,887,338
TIAA-CREF Growth & Income	187,324,563	5,802,316	5,249,052	1,418,225	658,712	193,702,078
TIAA-CREF High-Yield	89,540,623	1,941,488	20,017,570	(2,753)	1,306,662	74,715,369
TIAA-CREF Inflation-Linked Bond	129,580,963	10,356,949	1,662,043	56,183	—	140,081,925
TIAA-CREF International Equity	153,837,856	10,113,177	15,867,744	1,275,177	—	149,727,423
TIAA-CREF International Opportunities	126,057,036	10,371,555	5,000,998	330,337	—	132,529,615
TIAA-CREF Large-Cap Growth	224,869,274	7,369,291	7,409,367	2,461,832	—	228,651,875
TIAA-CREF Large-Cap Value	216,422,866	8,856,889	8,960,716	2,400,145	—	228,737,160
TIAA-CREF Mid-Cap Growth	11,780,960	294,983	1,460,630	45,376	—	11,042,249
TIAA-CREF Mid-Cap Value	12,293,336	1,155,117	253,353	49,326	—	13,763,374
TIAA-CREF Money Market	191,615	—	—	—	148	191,615
TIAA-CREF Real Property Fund LP	—	7,700,227	—	—	—	7,754,128
TIAA-CREF Short-Term Bond	129,717,610	10,857,069	861,266	5,854	659,823	140,212,719
TIAA-CREF Small-Cap Equity	89,216,033	2,558,435	4,790,962	589,099	—	93,350,669
	$2,989,109,662	$180,724,933	$105,570,046	$11,399,365	$9,868,231	$3,153,147,348
16

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2016
Lifecycle 2025 Fund
TIAA-CREF Bond	$485,791,745	$54,265,465	$7,686,247	$181,221	$3,480,913	$542,145,486
TIAA-CREF Bond Plus	340,100,452	17,649,981	4,695,151	136,644	2,687,109	360,215,526
TIAA-CREF Emerging Markets Debt	30,953,848	1,966,350	2,384,189	127,097	479,349	32,670,595
TIAA-CREF Emerging Markets Equity	103,594,328	6,802,349	5,677,068	414,372	—	116,493,696
TIAA-CREF Enhanced International Equity Index	161,459,364	5,397,523	1,281,635	100,104	—	166,759,216
TIAA-CREF Enhanced Large-Cap Growth Index	255,718,567	8,970,777	4,299,066	902,370	—	270,544,572
TIAA-CREF Enhanced Large-Cap Value Index	245,813,214	15,618,622	2,405,769	548,556	—	269,897,464
TIAA-CREF Global Natural Resources	30,356,346	677,938	2,986,398	410,307	—	29,927,252
TIAA-CREF Growth & Income	221,616,622	7,213,602	4,359,898	1,290,368	780,723	231,342,884
TIAA-CREF High-Yield	92,840,148	1,629,834	19,911,438	(738,453)	1,354,577	77,915,837
TIAA-CREF Inflation-Linked Bond	72,681,300	7,435,907	584,543	17,701	—	80,540,835
TIAA-CREF International Equity	179,452,421	10,656,157	14,928,328	2,043,914	—	177,011,618
TIAA-CREF International Opportunities	149,104,951	11,986,572	4,319,854	288,942	—	157,982,557
TIAA-CREF Large-Cap Growth	266,991,118	9,596,742	8,274,854	2,923,525	—	272,786,056
TIAA-CREF Large-Cap Value	256,113,199	11,964,652	9,561,133	2,762,927	—	273,287,924
TIAA-CREF Mid-Cap Growth	14,587,395	148,768	1,401,665	52,771	—	13,878,824
TIAA-CREF Mid-Cap Value	15,232,992	1,475,506	269,689	54,351	—	17,140,476
TIAA-CREF Money Market	187,767	—	—	—	145	187,767
TIAA-CREF Real Property Fund LP	—	8,024,751	—	—	—	8,080,924
TIAA-CREF Short-Term Bond	72,742,135	7,899,807	335,062	2,419	373,390	80,587,148
TIAA-CREF Small-Cap Equity	105,557,243	2,823,262	4,143,032	698,356	—	111,786,500
	$3,100,895,155	$192,204,565	$99,505,019	$12,217,492	$9,156,206	$3,291,183,157
Lifecycle 2030 Fund
TIAA-CREF Bond	$372,704,851	$47,098,702	$6,177,365	$205,693	$2,676,888	$421,121,591
TIAA-CREF Bond Plus	302,714,825	18,485,795	4,549,500	124,519	2,396,900	323,029,876
TIAA-CREF Emerging Markets Debt	29,703,298	1,985,162	2,160,287	110,092	461,697	31,578,776
TIAA-CREF Emerging Markets Equity	110,902,295	7,370,333	5,134,632	392,033	—	125,785,585
TIAA-CREF Enhanced International Equity Index	174,378,746	6,624,437	978,629	74,824	—	181,285,860
TIAA-CREF Enhanced Large-Cap Growth Index	278,299,091	9,717,437	4,309,195	972,893	—	294,681,046
TIAA-CREF Enhanced Large-Cap Value Index	267,047,746	16,615,876	1,559,497	376,360	—	293,885,885
TIAA-CREF Global Natural Resources	32,692,412	909,380	2,907,402	420,562	—	32,712,854
TIAA-CREF Growth & Income	239,568,748	7,711,290	3,177,383	1,011,481	844,147	251,521,130
TIAA-CREF High-Yield	89,336,192	1,487,430	18,692,057	(991,158)	1,304,137	75,358,617
TIAA-CREF Inflation-Linked Bond	10,546,037	3,795,609	76,527	3,141	—	14,408,015
TIAA-CREF International Equity	191,954,632	11,854,406	14,233,169	2,545,235	—	191,510,363
TIAA-CREF International Opportunities	161,407,803	13,613,945	4,214,489	248,320	—	172,012,340
TIAA-CREF Large-Cap Growth	287,584,318	9,623,217	5,561,503	2,173,980	—	296,466,763
TIAA-CREF Large-Cap Value	276,844,555	10,719,952	6,760,054	2,152,541	—	296,682,648
TIAA-CREF Mid-Cap Growth	16,347,833	206,252	1,484,477	51,343	—	15,679,972
TIAA-CREF Mid-Cap Value	17,012,011	1,540,768	90,839	23,080	—	19,241,253
TIAA-CREF Money Market	180,589	—	—	—	140	180,589
TIAA-CREF Real Property Fund LP	—	7,729,761	—	—	—	7,783,869
TIAA-CREF Short-Term Bond	10,556,405	3,872,334	40,303	322	59,711	14,428,578
TIAA-CREF Small-Cap Equity	114,168,157	2,497,809	3,374,798	654,550	—	121,436,367
	$2,983,950,544	$183,459,895	$85,482,106	$10,549,811	$7,743,620	$3,180,791,977
17

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2016
Lifecycle 2035 Fund
TIAA-CREF Bond	$235,271,603	$41,565,952	$4,195,355	$136,307	$1,712,971	$277,380,056
TIAA-CREF Bond Plus	224,704,985	16,279,207	3,100,447	109,348	1,786,913	242,627,331
TIAA-CREF Emerging Markets Debt	29,766,147	2,139,265	2,433,421	127,710	461,515	31,526,995
TIAA-CREF Emerging Markets Equity	122,389,038	7,573,285	4,223,730	326,469	—	139,722,841
TIAA-CREF Enhanced International Equity Index	194,042,101	7,241,855	439,389	31,952	—	202,191,157
TIAA-CREF Enhanced Large-Cap Growth Index	309,556,439	11,839,648	4,261,263	997,311	—	329,347,142
TIAA-CREF Enhanced Large-Cap Value Index	297,853,067	19,157,131	1,764,450	443,466	—	328,365,170
TIAA-CREF Global Natural Resources	36,507,128	1,037,391	3,090,617	428,764	—	36,707,094
TIAA-CREF Growth & Income	266,457,903	7,317,696	1,174,597	376,826	941,653	280,796,648
TIAA-CREF High-Yield	89,561,745	2,075,365	19,670,906	(1,051,791)	1,305,283	75,194,806
TIAA-CREF International Equity	211,630,120	11,321,969	12,295,760	2,307,475	—	212,725,717
TIAA-CREF International Opportunities	179,768,931	13,962,422	2,990,088	193,246	—	192,082,457
TIAA-CREF Large-Cap Growth	320,878,807	10,732,226	6,031,979	2,361,256	—	330,846,389
TIAA-CREF Large-Cap Value	307,952,117	11,351,740	5,655,902	1,930,764	—	331,255,024
TIAA-CREF Mid-Cap Growth	18,663,797	260,799	1,555,852	47,664	—	18,067,744
TIAA-CREF Mid-Cap Value	19,397,835	1,761,367	43,691	10,607	—	21,997,487
TIAA-CREF Money Market	186,540	—	—	—	144	186,540
TIAA-CREF Real Property Fund LP	—	7,766,642	—	—	—	7,821,008
TIAA-CREF Small-Cap Equity	127,083,487	2,837,324	3,455,779	811,462	—	135,519,394
	$2,991,671,790	$176,221,284	$76,383,226	$9,588,836	$6,208,479	$3,194,361,000
Lifecycle 2040 Fund
TIAA-CREF Bond	$53,464,563	$16,706,835	$275,124	$10,785	$418,627	$71,006,910
TIAA-CREF Bond Plus	225,442,975	37,108,560	7,319,860	256,753	1,808,846	259,981,336
TIAA-CREF Emerging Markets Debt	37,534,954	1,970,490	3,045,469	156,942	581,566	39,025,586
TIAA-CREF Emerging Markets Equity	168,424,155	10,218,933	6,132,945	451,081	—	191,674,065
TIAA-CREF Enhanced International Equity Index	268,694,767	8,515,005	470,671	34,057	—	278,547,254
TIAA-CREF Enhanced Large-Cap Growth Index	430,334,531	13,368,375	6,974,688	1,738,400	—	453,612,412
TIAA-CREF Enhanced Large-Cap Value Index	412,964,895	22,964,876	1,654,336	469,888	—	452,424,041
TIAA-CREF Global Natural Resources	50,410,054	1,317,785	4,038,025	560,981	—	50,783,134
TIAA-CREF Growth & Income	369,005,125	8,023,265	1,666,858	548,289	1,298,734	386,648,727
TIAA-CREF High-Yield	112,821,648	1,996,000	25,609,055	(1,492,297)	1,634,183	93,237,774
TIAA-CREF International Equity	290,671,577	13,948,124	15,681,127	3,045,071	—	291,629,708
TIAA-CREF International Opportunities	248,993,691	17,742,450	4,036,897	293,442	—	264,429,315
TIAA-CREF Large-Cap Growth	444,206,138	12,831,175	8,719,064	3,561,815	—	455,533,120
TIAA-CREF Large-Cap Value	426,765,737	12,547,022	7,509,560	2,602,726	—	456,002,373
TIAA-CREF Mid-Cap Growth	26,411,918	252,123	2,199,643	60,833	—	25,451,937
TIAA-CREF Mid-Cap Value	27,522,966	2,269,586	170,276	38,877	—	30,859,468
TIAA-CREF Money Market	273,445	—	—	—	211	273,445
TIAA-CREF Real Property Fund LP	—	9,729,642	—	—	—	9,797,749
TIAA-CREF Small-Cap Equity	175,766,614	3,693,335	5,141,691	1,295,761	—	186,772,582
	$3,769,709,753	$195,203,581	$100,645,289	$13,633,404	$5,742,167	$3,997,690,936
18

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2016
Lifecycle 2045 Fund
TIAA-CREF Bond Plus	$79,570,209	$17,571,023	$1,774,272	$(6,105)	$653,109	$97,062,438
TIAA-CREF Emerging Markets Debt	15,998,547	1,023,848	1,115,002	(7,932)	249,579	17,010,553
TIAA-CREF Emerging Markets Equity	73,682,604	5,980,801	1,695,231	(332,727)	—	86,470,770
TIAA-CREF Enhanced International Equity Index	117,643,945	7,822,351	206,555	(43,643)	—	126,103,849
TIAA-CREF Enhanced Large-Cap Growth Index	188,298,804	12,080,905	2,424,552	(281,505)	—	205,454,762
TIAA-CREF Enhanced Large-Cap Value Index	180,692,013	16,192,119	—	—	—	204,957,627
TIAA-CREF Global Natural Resources	22,134,982	759,164	1,252,649	(406,982)	—	23,012,366
TIAA-CREF Growth & Income	160,754,969	9,207,930	—	—	573,328	175,013,790
TIAA-CREF High-Yield	47,983,538	1,312,215	10,369,867	(478,306)	704,309	40,663,191
TIAA-CREF International Equity	126,842,370	8,900,613	5,344,700	(615,363)	—	131,731,525
TIAA-CREF International Opportunities	108,788,016	10,716,133	938,979	(102,193)	—	119,409,350
TIAA-CREF Large-Cap Growth	193,484,333	12,211,400	2,841,357	(217,939)	—	206,101,060
TIAA-CREF Large-Cap Value	186,096,470	9,848,762	734,193	(77,043)	—	206,035,994
TIAA-CREF Mid-Cap Growth	11,627,244	391,778	874,341	(167,823)	—	11,587,891
TIAA-CREF Mid-Cap Value	12,061,303	1,546,688	117,425	(16,658)	—	14,049,537
TIAA-CREF Money Market	81,040	—	—	—	63	81,040
TIAA-CREF Real Property Fund LP	—	4,235,555	—	—	—	4,265,204
TIAA-CREF Small-Cap Equity	76,807,100	3,717,572	1,691,289	(332,404)	—	84,378,616
	$1,602,547,487	$123,518,857	$31,380,412	$(3,086,623)	$2,180,388	$1,753,389,563
Lifecycle 2050 Fund
TIAA-CREF Bond Plus	$36,177,244	$10,149,817	$900,564	$1,947	$300,384	$46,199,224
TIAA-CREF Emerging Markets Debt	9,711,323	613,804	626,280	(6,032)	151,339	10,367,834
TIAA-CREF Emerging Markets Equity	45,295,680	3,898,528	878,861	(174,705)	—	53,546,299
TIAA-CREF Enhanced International Equity Index	72,413,556	5,385,894	118,872	(25,116)	—	78,199,778
TIAA-CREF Enhanced Large-Cap Growth Index	115,835,393	8,435,309	1,413,766	(180,962)	—	127,462,053
TIAA-CREF Enhanced Large-Cap Value Index	111,116,520	11,162,442	47,628	(5,335)	—	127,196,650
TIAA-CREF Global Natural Resources	13,632,731	629,875	815,857	(270,953)	—	14,285,853
TIAA-CREF Growth & Income	98,811,530	6,646,951	—	—	353,077	108,558,562
TIAA-CREF High-Yield	29,137,142	996,107	6,454,183	(302,136)	427,396	24,732,710
TIAA-CREF International Equity	78,011,122	6,285,536	3,447,101	(401,578)	—	81,668,614
TIAA-CREF International Opportunities	66,961,781	6,928,190	383,333	(45,576)	—	74,047,202
TIAA-CREF Large-Cap Growth	118,939,673	8,128,950	1,265,846	(137,112)	—	127,804,651
TIAA-CREF Large-Cap Value	114,404,232	7,039,080	338,953	(41,003)	—	127,766,842
TIAA-CREF Mid-Cap Growth	7,143,514	321,885	519,683	(102,260)	—	7,219,204
TIAA-CREF Mid-Cap Value	7,432,466	1,013,317	61,964	(8,288)	—	8,729,213
TIAA-CREF Money Market	41,908	—	—	—	32	41,908
TIAA-CREF Real Property Fund LP	—	2,580,223	—	—	—	2,598,284
TIAA-CREF Small-Cap Equity	47,224,015	2,360,981	758,614	(166,245)	—	52,240,767
	$972,289,830	$82,576,889	$18,031,505	$(1,865,354)	$1,232,228	$1,072,665,648
19

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2016
Lifecycle 2055 Fund
TIAA-CREF Bond Plus	$5,058,455	$2,239,464	$148,830	$170	$43,657	$7,258,421
TIAA-CREF Emerging Markets Debt	2,041,478	179,732	104,115	(1,139)	31,911	2,259,696
TIAA-CREF Emerging Markets Equity	9,647,673	1,260,759	159,021	(25,041)	—	11,881,749
TIAA-CREF Enhanced International Equity Index	15,450,328	1,840,156	35,220	(5,633)	—	17,375,239
TIAA-CREF Enhanced Large-Cap Growth Index	24,624,529	3,004,782	278,868	(35,933)	—	28,350,942
TIAA-CREF Enhanced Large-Cap Value Index	23,616,756	3,639,740	45,922	(3,554)	—	28,287,797
TIAA-CREF Global Natural Resources	2,908,887	226,505	129,685	(39,081)	—	3,186,768
TIAA-CREF Growth & Income	21,019,823	2,455,687	23,699	(1,175)	75,665	24,130,211
TIAA-CREF High-Yield	6,124,291	382,083	1,336,308	(53,408)	91,201	5,395,601
TIAA-CREF International Equity	16,606,593	1,889,308	557,108	(57,570)	—	18,140,072
TIAA-CREF International Opportunities	14,272,832	2,218,210	153,461	(15,624)	—	16,462,979
TIAA-CREF Large-Cap Growth	25,241,857	3,016,725	299,124	(30,480)	—	28,401,011
TIAA-CREF Large-Cap Value	24,296,397	2,666,313	29,049	(1,434)	—	28,396,520
TIAA-CREF Mid-Cap Growth	1,527,225	124,448	102,023	(21,659)	—	1,609,428
TIAA-CREF Mid-Cap Value	1,579,711	288,042	—	—	—	1,943,829
TIAA-CREF Money Market	6,600	5	—	—	5	6,605
TIAA-CREF Real Property Fund LP	—	559,069	—	—	—	562,983
TIAA-CREF Small-Cap Equity	10,031,303	964,487	136,961	(28,977)	—	11,605,364
	$204,054,738	$26,955,515	$3,539,394	$(320,538)	$242,439	$235,255,215
Lifecycle 2060 Fund
TIAA-CREF Bond Plus	$148,565	$150,123	$24,354	$46	$1,399	$277,717
TIAA-CREF Emerging Markets Debt	121,970	29,245	19,089	(120)	1,869	140,917
TIAA-CREF Emerging Markets Equity	583,852	159,989	58,930	(13,076)	—	755,478
TIAA-CREF Enhanced International Equity Index	933,399	230,428	68,915	(11,300)	—	1,104,548
TIAA-CREF Enhanced Large-Cap Growth Index	1,502,115	383,667	141,714	(12,418)	—	1,804,675
TIAA-CREF Enhanced Large-Cap Value Index	1,441,899	405,846	113,630	(18,300)	—	1,800,958
TIAA-CREF Global Natural Resources	175,349	43,851	27,947	(7,751)	—	202,600
TIAA-CREF Growth & Income	1,283,470	305,409	95,941	(8,181)	4,518	1,535,167
TIAA-CREF High-Yield	366,398	73,063	116,717	(3,752)	5,519	336,549
TIAA-CREF International Equity	1,003,795	258,225	125,080	(5,215)	—	1,152,571
TIAA-CREF International Opportunities	862,540	244,301	70,144	(2,437)	—	1,047,167
TIAA-CREF Large-Cap Growth	1,539,440	369,016	128,001	(5,043)	—	1,806,826
TIAA-CREF Large-Cap Value	1,481,557	358,738	125,688	(11,580)	—	1,806,580
TIAA-CREF Mid-Cap Growth	93,383	19,101	13,394	(3,321)	—	102,753
TIAA-CREF Mid-Cap Value	96,722	30,432	7,951	(852)	—	123,980
TIAA-CREF Money Market	100	—	—	—	—	100
TIAA-CREF Real Property Fund LP	—	33,633	—	—	—	33,868
TIAA-CREF Small-Cap Equity	611,656	138,111	58,063	(9,452)	—	738,111
	$12,246,210	$3,233,178	$1,195,558	$(112,752)	$13,305	$14,770,565

20

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 4—investments

TIAA-CREF Real Property Fund LP (“RPF”): The Funds invest in the RPF, which is an affiliated real estate limited partnership. The RPF is an unregistered open-end fund that intends to invest in direct real estate holdings and may invest a portion of its assets in REIT securities, mortgage related securitization and money market instruments in accordance with exemptive relief received from the Securities and Exchange Commission. The Funds are not liable for the debts of the RPF beyond the amounts the Funds have contributed. The Funds can redeem from RPF daily subject to certain approvals. Investments in the RPF are illiquid and the Funds may be unable to dispose of such investments at opportune times.

Net unrealized appreciation (depreciation): At August 31, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifecycle Retirement Income	$386,309,155	$30,762,179	$(446,261)	$30,315,918
Lifecycle 2010	998,856,239	136,021,290	(426,183)	135,595,107
Lifecycle 2015	1,786,738,044	58,007,653	(33,606,432)	24,401,221
Lifecycle 2020	3,083,855,962	119,555,593	(50,264,207)	69,291,386
Lifecycle 2025	3,193,656,753	150,690,914	(53,164,510)	97,526,404
Lifecycle 2030	3,058,158,493	176,506,896	(53,873,412)	122,633,484
Lifecycle 2035	3,043,408,084	206,653,114	(55,700,198)	150,952,916
Lifecycle 2040	3,773,720,335	300,211,406	(76,240,805)	223,970,601
Lifecycle 2045	1,626,326,295	134,816,389	(7,753,121)	127,063,268
Lifecycle 2050	1,002,187,474	75,030,524	(4,552,350)	70,478,174
Lifecycle 2055	226,356,904	9,573,437	(675,126)	8,898,311
Lifecycle 2060	14,688,347	156,981	(74,763)	82,218
21

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2016

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

FIXED INCOME - 39.9%
3,176,783	TIAA-CREF Bond Index Fund	$35,452,899
	TOTAL FIXED INCOME	35,452,899

INFLATION-PROTECTED ASSETS - 10.0%
760,200	TIAA-CREF Inflation-Linked Bond Fund	8,856,334
	TOTAL INFLATION-PROTECTED ASSETS	8,856,334

INTERNATIONAL EQUITY - 12.0%
280,505	TIAA-CREF Emerging Markets Equity Index Fund	2,633,939
471,936	TIAA-CREF International Equity Index Fund	8,051,227
	TOTAL INTERNATIONAL EQUITY	10,685,166

SHORT-TERM FIXED INCOME - 10.0%
883,613	TIAA-CREF Short-Term Bond Index Fund	8,862,635
	TOTAL SHORT-TERM FIXED INCOME	8,862,635

U.S. EQUITY - 28.0%
1,525,937	TIAA-CREF Equity Index Fund	24,842,253
	TOTAL U.S. EQUITY	24,842,253

	TOTAL AFFILIATED INVESTMENT COMPANIES	88,699,287
	(Cost $81,367,174)

	TOTAL INVESTMENTS - 99.9%	88,699,287
	(Cost $81,367,174)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	97,876
	NET ASSETS - 100.0%	$88,797,163

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2010 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2016

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%(a)

FIXED INCOME - 39.1%
8,630,776	TIAA-CREF Bond Index Fund	$96,319,455
	TOTAL FIXED INCOME	96,319,455

INFLATION-PROTECTED ASSETS - 8.4%
1,780,935	TIAA-CREF Inflation-Linked Bond Fund	20,747,897
	TOTAL INFLATION-PROTECTED ASSETS	20,747,897

INTERNATIONAL EQUITY - 13.2%
851,874	TIAA-CREF Emerging Markets Equity Index Fund	7,999,100
1,434,173	TIAA-CREF International Equity Index Fund	24,466,998
	TOTAL INTERNATIONAL EQUITY	32,466,098

SHORT-TERM FIXED INCOME - 8.4%
2,070,085	TIAA-CREF Short-Term Bond Index Fund	20,762,954
	TOTAL SHORT-TERM FIXED INCOME	20,762,954

U.S. EQUITY - 30.6%
4,635,766	TIAA-CREF Equity Index Fund	75,470,275
	TOTAL U.S. EQUITY	75,470,275

	TOTAL AFFILIATED INVESTMENT COMPANIES	245,766,679
	(Cost $213,326,724)

	TOTAL INVESTMENTS - 99.7%	245,766,679
	(Cost $213,326,724)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	685,041
	NET ASSETS - 100.0%	$246,451,720

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2015 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2016

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.5%(a)

FIXED INCOME - 38.0%
14,951,149	TIAA-CREF Bond Index Fund	$166,854,819
	TOTAL FIXED INCOME	166,854,819

INFLATION-PROTECTED ASSETS - 6.4%
2,417,477	TIAA-CREF Inflation-Linked Bond Fund	28,163,609
	TOTAL INFLATION-PROTECTED ASSETS	28,163,609

INTERNATIONAL EQUITY - 14.7%
1,685,585	TIAA-CREF Emerging Markets Equity Index Fund	15,827,641
2,836,429	TIAA-CREF International Equity Index Fund	48,389,474
	TOTAL INTERNATIONAL EQUITY	64,217,115

SHORT-TERM FIXED INCOME - 6.4%
2,810,447	TIAA-CREF Short-Term Bond Index Fund	28,188,787
	TOTAL SHORT-TERM FIXED INCOME	28,188,787

U.S. EQUITY - 34.0%
9,168,443	TIAA-CREF Equity Index Fund	149,262,246
	TOTAL U.S. EQUITY	149,262,246

	TOTAL AFFILIATED INVESTMENT COMPANIES	436,686,576
	(Cost $375,578,425)

	TOTAL INVESTMENTS - 99.5%	436,686,576
	(Cost $375,578,425)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	2,416,537
	NET ASSETS - 100.0%	$439,103,113

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
3

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2020 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2016

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.6%(a)

FIXED INCOME - 34.7%
25,417,812	TIAA-CREF Bond Index Fund	$283,662,777
	TOTAL FIXED INCOME	283,662,777

INFLATION-PROTECTED ASSETS - 4.4%
3,103,912	TIAA-CREF Inflation-Linked Bond Fund	36,160,576
	TOTAL INFLATION-PROTECTED ASSETS	36,160,576

INTERNATIONAL EQUITY - 16.9%
3,613,831	TIAA-CREF Emerging Markets Equity Index Fund	33,933,869
6,077,395	TIAA-CREF International Equity Index Fund	103,680,365
	TOTAL INTERNATIONAL EQUITY	137,614,234

SHORT-TERM FIXED INCOME - 4.4%
3,608,938	TIAA-CREF Short-Term Bond Index Fund	36,197,645
	TOTAL SHORT-TERM FIXED INCOME	36,197,645

U.S. EQUITY - 39.2%
19,647,464	TIAA-CREF Equity Index Fund	319,860,707
	TOTAL U.S. EQUITY	319,860,707

	TOTAL AFFILIATED INVESTMENT COMPANIES	813,495,939
	(Cost $715,112,105)

	TOTAL INVESTMENTS - 99.6%	813,495,939
	(Cost $715,112,105)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	3,089,801
	NET ASSETS - 100.0%	$816,585,740

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2025 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2016

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.6%(a)

FIXED INCOME - 30.8%
23,277,779	TIAA-CREF Bond Index Fund	$259,780,010
	TOTAL FIXED INCOME	259,780,010

INFLATION-PROTECTED ASSETS - 2.4%
1,770,943	TIAA-CREF Inflation-Linked Bond Fund	20,631,483
	TOTAL INFLATION-PROTECTED ASSETS	20,631,483

INTERNATIONAL EQUITY - 19.2%
4,268,467	TIAA-CREF Emerging Markets Equity Index Fund	40,080,907
7,169,487	TIAA-CREF International Equity Index Fund	122,311,448
	TOTAL INTERNATIONAL EQUITY	162,392,355

SHORT-TERM FIXED INCOME - 2.5%
2,058,988	TIAA-CREF Short-Term Bond Index Fund	20,651,645
	TOTAL SHORT-TERM FIXED INCOME	20,651,645

U.S. EQUITY - 44.7%
23,189,769	TIAA-CREF Equity Index Fund	377,529,435
	TOTAL U.S. EQUITY	377,529,435

	TOTAL AFFILIATED INVESTMENT COMPANIES	840,984,928
	(Cost $735,823,736)

	TOTAL INVESTMENTS - 99.6%	840,984,928
	(Cost $735,823,736)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	3,117,945
	NET ASSETS - 100.0%	$844,102,873

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2030 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2016

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

FIXED INCOME - 26.8%
21,342,673	TIAA-CREF Bond Index Fund	$238,184,233
	TOTAL FIXED INCOME	238,184,233

INFLATION-PROTECTED ASSETS - 0.5%
348,949	TIAA-CREF Inflation-Linked Bond Fund	4,065,257
	TOTAL INFLATION-PROTECTED ASSETS	4,065,257

INTERNATIONAL EQUITY - 21.7%
5,042,357	TIAA-CREF Emerging Markets Equity Index Fund	47,347,734
8,488,277	TIAA-CREF International Equity Index Fund	144,810,006
	TOTAL INTERNATIONAL EQUITY	192,157,740

SHORT-TERM FIXED INCOME - 0.5%
405,596	TIAA-CREF Short-Term Bond Index Fund	4,068,125
	TOTAL SHORT-TERM FIXED INCOME	4,068,125

U.S. EQUITY - 50.3%
27,437,561	TIAA-CREF Equity Index Fund	446,683,495
	TOTAL U.S. EQUITY	446,683,495

	TOTAL AFFILIATED INVESTMENT COMPANIES	885,158,850
	(Cost $766,730,293)

	TOTAL INVESTMENTS - 99.8%	885,158,850
	(Cost $766,730,293)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	1,832,777
	NET ASSETS - 100.0%	$886,991,627

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
6

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2035 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2016

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

FIXED INCOME - 19.8%
14,963,309	TIAA-CREF Bond Index Fund	$166,990,529
	TOTAL FIXED INCOME	166,990,529

INTERNATIONAL EQUITY - 24.0%
5,332,689	TIAA-CREF Emerging Markets Equity Index Fund	50,073,954
8,954,069	TIAA-CREF International Equity Index Fund	152,756,416
	TOTAL INTERNATIONAL EQUITY	202,830,370

U.S. EQUITY - 56.0%
28,972,786	TIAA-CREF Equity Index Fund	471,676,957
	TOTAL U.S. EQUITY	471,676,957

	TOTAL AFFILIATED INVESTMENT COMPANIES	841,497,856
	(Cost $720,868,917)

	TOTAL INVESTMENTS - 99.8%	841,497,856
	(Cost $720,868,917)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	1,391,136
	NET ASSETS - 100.0%	$842,888,992

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
7

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2040 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2016

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

FIXED INCOME - 11.8%
10,026,547	TIAA-CREF Bond Index Fund	$111,896,265
	TOTAL FIXED INCOME	111,896,265

INTERNATIONAL EQUITY - 26.5%
6,576,921	TIAA-CREF Emerging Markets Equity Index Fund	61,757,293
11,047,597	TIAA-CREF International Equity Index Fund	188,472,005
	TOTAL INTERNATIONAL EQUITY	250,229,298

U.S. EQUITY - 61.5%
35,758,131	TIAA-CREF Equity Index Fund	582,142,373
	TOTAL U.S. EQUITY	582,142,373

	TOTAL AFFILIATED INVESTMENT COMPANIES	944,267,936
	(Cost $793,348,851)

	TOTAL INVESTMENTS - 99.8%	944,267,936
	(Cost $793,348,851)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	1,921,592
	NET ASSETS - 100.0%	$946,189,528

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
8

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2045 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2016

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%(a)

FIXED INCOME - 9.0%
4,276,028	TIAA-CREF Bond Index Fund	$47,720,473
	TOTAL FIXED INCOME	47,720,473

INTERNATIONAL EQUITY - 27.2%
3,788,798	TIAA-CREF Emerging Markets Equity Index Fund	35,576,814
6,358,781	TIAA-CREF International Equity Index Fund	108,480,795
	TOTAL INTERNATIONAL EQUITY	144,057,609

U.S. EQUITY - 63.5%
20,607,723	TIAA-CREF Equity Index Fund	335,493,729
	TOTAL U.S. EQUITY	335,493,729

	TOTAL AFFILIATED INVESTMENT COMPANIES	527,271,811
	(Cost $464,700,530)

	TOTAL INVESTMENTS - 99.7%	527,271,811
	(Cost $464,700,530)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	1,503,012
	NET ASSETS - 100.0%	$528,774,823

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
9

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2050 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2016

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%(a)

FIXED INCOME - 7.8%
2,521,032	TIAA-CREF Bond Index Fund	$28,134,713
	TOTAL FIXED INCOME	28,134,713

INTERNATIONAL EQUITY - 27.6%
2,628,160	TIAA-CREF Emerging Markets Equity Index Fund	24,678,427
4,412,359	TIAA-CREF International Equity Index Fund	75,274,839
	TOTAL INTERNATIONAL EQUITY	99,953,266

U.S. EQUITY - 64.3%
14,295,517	TIAA-CREF Equity Index Fund	232,731,016
	TOTAL U.S. EQUITY	232,731,016

	TOTAL AFFILIATED INVESTMENT COMPANIES	360,818,995
	(Cost $319,348,412)

	TOTAL INVESTMENTS - 99.7%	360,818,995
	(Cost $319,348,412)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	1,032,812
	NET ASSETS - 100.0%	$361,851,807

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
10

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2055 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2055 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2016

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.6%(a)

FIXED INCOME - 6.5%
522,436	TIAA-CREF Bond Index Fund	$5,830,380
	TOTAL FIXED INCOME	5,830,380

INTERNATIONAL EQUITY - 28.0%
657,307	TIAA-CREF Emerging Markets Equity Index Fund	6,172,114
1,103,085	TIAA-CREF International Equity Index Fund	18,818,622
	TOTAL INTERNATIONAL EQUITY	24,990,736

U.S. EQUITY - 65.1%
3,575,477	TIAA-CREF Equity Index Fund	58,208,763
	TOTAL U.S. EQUITY	58,208,763

	TOTAL AFFILIATED INVESTMENT COMPANIES	89,029,879
	(Cost $80,100,067)

	TOTAL INVESTMENTS - 99.6%	89,029,879
	(Cost $80,100,067)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	363,392
	NET ASSETS - 100.0%	$89,393,271

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
11

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2060 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2060 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2016

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.6%(a)

FIXED INCOME - 5.2%
60,451	TIAA-CREF Bond Index Fund	$674,638
	TOTAL FIXED INCOME	674,638

INTERNATIONAL EQUITY - 28.4%
95,484	TIAA-CREF Emerging Markets Equity Index Fund	896,595
160,438	TIAA-CREF International Equity Index Fund	2,737,067
	TOTAL INTERNATIONAL EQUITY	3,633,662

U.S. EQUITY - 66.0%
519,268	TIAA-CREF Equity Index Fund	8,453,677
	TOTAL U.S. EQUITY	8,453,677

	TOTAL AFFILIATED INVESTMENT COMPANIES	12,761,977
	(Cost $12,349,468)

	TOTAL INVESTMENTS - 99.6%	12,761,977
	(Cost $12,349,468)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	48,401
	NET ASSETS - 100.0%	$12,810,378

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
12

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Advisor, Premier and Retirement Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. On December 4, 2015, certain Funds made an additional share class (Advisor) available for sale pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

13

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. As of August 31, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2016, there were no transfers between levels by the Funds.

As of August 31, 2016, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

14

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2016
Lifecycle Index Retirement Income Fund
TIAA-CREF Bond Index	$29,087,829	$6,814,937	$989,035	$150	$181,016	$35,452,899
TIAA-CREF Emerging Markets Equity Index	1,963,812	557,936	147,398	(18,507)	—	2,633,939
TIAA-CREF Equity Index	20,539,495	4,436,730	1,107,944	5,503	—	24,842,253
TIAA-CREF Inflation-Linked Bond	7,257,466	1,711,300	219,589	(13)	—	8,856,334
TIAA-CREF Short-Term Bond Index	6,715,631	1,804,608	221,204	(281)	20,145	8,862,635
TIAA-CREF International Equity Index	7,265,072	1,605,017	427,998	(38,307)	—	8,051,227
	$72,829,305	$16,930,528	$3,113,168	$(51,455)	$201,161	$88,699,287
Lifecycle Index 2010 Fund
TIAA-CREF Bond Index	$90,165,261	$7,890,040	$3,334,096	$6,961	$525,829	$96,319,455
TIAA-CREF Emerging Markets Equity Index	6,855,666	787,520	509,980	(66,218)	—	7,999,100
TIAA-CREF Equity Index	71,578,111	4,682,099	4,020,654	62,480	—	75,470,275
TIAA-CREF Inflation-Linked Bond	19,195,274	1,858,171	579,077	(1,878)	—	20,747,897
TIAA-CREF Short-Term Bond Index	23,444,238	2,011,470	504,795	(350)	50,148	20,762,954
TIAA-CREF International Equity Index	19,218,328	1,790,710	1,293,268	(117,527)	—	24,466,998
	$230,456,878	$19,020,010	$10,241,870	$(116,532)	$575,977	$245,766,679
Lifecycle Index 2015 Fund
TIAA-CREF Bond Index	$156,310,603	$15,129,879	$7,369,543	$18,915	$912,863	$166,854,819
TIAA-CREF Emerging Markets Equity Index	13,575,201	1,708,915	1,175,871	(176,111)	—	15,827,641
TIAA-CREF Equity Index	141,893,007	8,659,081	7,706,082	73,139	—	149,262,246
TIAA-CREF Inflation-Linked Bond	25,966,224	2,940,202	1,115,246	(16,867)	—	28,163,609
TIAA-CREF Short-Term Bond Index	46,422,800	3,075,004	937,513	(1,188)	68,069	28,188,787
TIAA-CREF International Equity Index	26,000,037	3,394,591	2,464,313	(229,878)	—	48,389,474
	$410,167,872	$34,907,672	$20,768,568	$(331,990)	$980,932	$436,686,576
Lifecycle Index 2020 Fund
TIAA-CREF Bond Index	$254,026,081	$29,476,149	$4,370,656	$5,392	$1,514,500	$283,662,777
TIAA-CREF Emerging Markets Equity Index	27,957,067	3,642,053	1,246,854	(197,182)	—	33,933,869
TIAA-CREF Equity Index	292,352,640	20,292,604	6,268,813	70,537	—	319,860,707
TIAA-CREF Inflation-Linked Bond	31,796,956	4,275,749	366,359	(19,417)	—	36,160,576
TIAA-CREF Short-Term Bond Index	95,572,145	4,507,945	210,418	(313)	85,247	36,197,645
TIAA-CREF International Equity Index	31,840,580	8,610,235	2,745,076	(322,928)	—	103,680,365
	$733,545,469	$70,804,735	$15,208,176	$(463,911)	$1,599,747	$813,495,939
Lifecycle Index 2025 Fund
TIAA-CREF Bond Index	$230,909,631	$29,482,614	$4,718,150	$8,275	$1,376,513	$259,780,010
TIAA-CREF Emerging Markets Equity Index	32,775,939	4,240,786	1,130,964	(202,954)	—	40,080,907
TIAA-CREF Equity Index	342,720,953	24,940,448	5,900,275	(16,129)	—	377,529,435
TIAA-CREF Inflation-Linked Bond	17,666,673	2,858,773	144,248	(8,781)	—	20,631,483
TIAA-CREF Short-Term Bond Index	112,084,691	3,083,377	154,042	(180)	47,752	20,651,645
TIAA-CREF International Equity Index	17,690,545	9,925,030	2,312,490	(284,447)	—	122,311,448
	$753,848,432	$74,531,028	$14,360,169	$(504,216)	$1,424,265	$840,984,928
Lifecycle Index 2030 Fund
TIAA-CREF Bond Index	$210,410,156	$26,447,105	$2,396,524	$12,496	$1,253,381	$238,184,233
TIAA-CREF Emerging Markets Equity Index	38,599,071	4,630,277	804,705	(157,777)	—	47,347,734
TIAA-CREF Equity Index	403,215,104	27,913,060	2,949,607	(9,120)	—	446,683,495
TIAA-CREF Inflation-Linked Bond	2,799,692	1,231,495	4,632	(12)	—	4,065,257
TIAA-CREF Short-Term Bond Index	131,981,816	1,262,264	962	(1)	8,331	4,068,125
TIAA-CREF International Equity Index	2,803,142	11,580,368	1,844,063	(247,940)	—	144,810,006
	$789,808,981	$73,064,569	$8,000,493	$(402,354)	$1,261,712	$885,158,850
15

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2016
Lifecycle Index 2035 Fund
TIAA-CREF Bond Index	$145,815,985	$20,322,346	$1,724,534	$6,148	$872,062	$166,990,529
TIAA-CREF Emerging Markets Equity Index	40,838,406	4,968,343	937,773	(229,666)	—	50,073,954
TIAA-CREF Equity Index	426,784,921	27,294,294	1,988,185	(1,657)	—	471,676,957
TIAA-CREF International Equity Index	139,656,798	10,806,047	968,732	(133,630)	—	152,756,416
	$753,096,110	$63,391,030	$5,619,224	$(358,805)	$872,062	$841,497,856
Lifecycle Index 2040 Fund
TIAA-CREF Bond Index	$98,104,130	$13,482,458	$1,413,181	$3,712	$583,112	$111,896,265
TIAA-CREF Emerging Markets Equity Index	51,352,658	4,945,325	1,008,016	(258,397)	—	61,757,293
TIAA-CREF Equity Index	536,065,312	24,431,443	2,626,915	(33,980)	—	582,142,373
TIAA-CREF International Equity Index	175,585,738	9,981,089	1,078,122	(155,234)	—	188,472,005
	$861,107,838	$52,840,315	$6,126,234	$(443,899)	$583,112	$944,267,936
Lifecycle Index 2045 Fund
TIAA-CREF Bond Index	$41,758,138	$5,802,184	$575,407	$4,236	$249,197	$47,720,473
TIAA-CREF Emerging Markets Equity Index	28,612,793	3,735,263	435,023	(96,230)	—	35,576,814
TIAA-CREF Equity Index	297,926,175	24,030,463	212,103	(76)	—	335,493,729
TIAA-CREF International Equity Index	97,847,738	8,572,058	233,896	(35,045)	—	108,480,795
	$466,144,844	$42,139,968	$1,456,429	$(127,115)	$249,197	$527,271,811
Lifecycle Index 2050 Fund
TIAA-CREF Bond Index	$24,632,400	$3,429,565	$360,027	$2,165	$146,803	$28,134,713
TIAA-CREF Emerging Markets Equity Index	19,881,810	2,359,703	97,870	(25,595)	—	24,678,427
TIAA-CREF Equity Index	206,722,245	16,547,100	68,837	(30)	—	232,731,016
TIAA-CREF International Equity Index	67,990,077	5,997,910	302,760	(49,817)	—	75,274,839
	$319,226,532	$28,334,278	$829,494	$(73,277)	$146,803	$360,818,995
Lifecycle Index 2055 Fund
TIAA-CREF Bond Index	$4,785,013	$1,057,374	$97,458	$422	$29,571	$5,830,380
TIAA-CREF Emerging Markets Equity Index	4,672,155	922,281	37,077	(6,673)	—	6,172,114
TIAA-CREF Equity Index	48,314,715	7,787,118	205,709	(8,974)	—	58,208,763
TIAA-CREF International Equity Index	15,977,311	2,501,985	55,486	(7,101)	—	18,818,622
	$73,749,194	$12,268,758	$395,730	$(22,326)	$29,571	$89,029,879
Lifecycle Index 2060 Fund
TIAA-CREF Bond Index	$608,945	$82,554	$27,436	$41	$3,561	$674,638
TIAA-CREF Emerging Markets Equity Index	746,190	90,303	33,679	(6,185)	—	896,595
TIAA-CREF Equity Index	7,792,325	561,477	250,644	710	—	8,453,677
TIAA-CREF International Equity Index	2,551,187	223,708	96,006	(13,314)	—	2,737,067
	$11,698,647	$958,042	$407,765	$(18,748)	$3,561	$12,761,977
16

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At August 31, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifecycle Index Retirement Income	$81,367,174	$7,332,113	$—	$7,332,113
Lifecycle Index 2010	213,326,724	32,439,955	—	32,439,955
Lifecycle Index 2015	375,578,425	61,108,151	—	61,108,151
Lifecycle Index 2020	715,112,105	98,383,834	—	98,383,834
Lifecycle Index 2025	735,823,736	105,161,192	—	105,161,192
Lifecycle Index 2030	766,730,293	118,440,254	(11,697)	118,428,557
Lifecycle Index 2035	720,868,917	120,892,580	(263,641)	120,628,939
Lifecycle Index 2040	793,348,851	151,810,836	(891,751)	150,919,085
Lifecycle Index 2045	464,700,530	62,875,138	(303,857)	62,571,281
Lifecycle Index 2050	319,348,412	41,645,185	(174,602)	41,470,583
Lifecycle Index 2055	80,100,067	8,968,264	(38,452)	8,929,812
Lifecycle Index 2060	12,349,468	609,919	(197,410)	412,509

17

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Income Fund

TIAA-CREF FUNDS
LIFESTYLE INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2016

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%(a)

FIXED INCOME - 40.0%
1,031,787	TIAA-CREF Bond Fund	$11,040,121
1,047,587	TIAA-CREF Bond Plus Fund	11,251,085
23,077	TIAA-CREF High-Yield Fund	222,466
	TOTAL FIXED INCOME	22,513,672

INTERNATIONAL EQUITY - 6.5%
73,074	TIAA-CREF Emerging Markets Equity Fund	697,860
103,354	TIAA-CREF Enhanced International Equity Index Fund	714,176
18,598	TIAA-CREF Global Natural Resources Fund	141,344
117,455	TIAA-CREF International Equity Fund	1,243,849
83,069	TIAA-CREF International Opportunities Fund	845,646
	TOTAL INTERNATIONAL EQUITY	3,642,875

SHORT-TERM FIXED INCOME - 40.0%
3,000	TIAA-CREF Money Market Fund	3,000
2,167,611	TIAA-CREF Short-Term Bond Fund	22,499,801
	TOTAL SHORT-TERM FIXED INCOME	22,502,801

U.S. EQUITY - 13.6%
61,501	TIAA-CREF Enhanced Large-Cap Growth Index Fund	698,035
71,199	TIAA-CREF Enhanced Large-Cap Value Index Fund	696,322
137,435	TIAA-CREF Growth & Income Fund	1,650,591
122,582	TIAA-CREF Large-Cap Growth Fund	1,942,922
110,107	TIAA-CREF Large-Cap Value Fund	1,942,283
2,502	TIAA-CREF Mid-Cap Growth Fund	50,118
3,227	TIAA-CREF Mid-Cap Value Fund	72,956
34,971	TIAA-CREF Small-Cap Equity Fund	595,554
	TOTAL U.S. EQUITY	7,648,781

	TOTAL AFFILIATED INVESTMENT COMPANIES	56,308,129
	(Cost $54,849,551)

	TOTAL INVESTMENTS - 100.1%	56,308,129
	(Cost $54,849,551)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%	(27,747)
	NET ASSETS - 100.0%	$56,280,382

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Conservative Fund

TIAA-CREF FUNDS
LIFESTYLE CONSERVATIVE FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2016

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

FIXED INCOME - 39.9%
1,291,319	TIAA-CREF Bond Fund	$13,817,115
4,013,173	TIAA-CREF Bond Plus Fund	43,101,476
59,467	TIAA-CREF High-Yield Fund	573,264
	TOTAL FIXED INCOME	57,491,855

INTERNATIONAL EQUITY - 12.5%
343,430	TIAA-CREF Emerging Markets Equity Fund	3,279,757
528,068	TIAA-CREF Enhanced International Equity Index Fund	3,648,953
104,577	TIAA-CREF Global Natural Resources Fund	794,783
559,354	TIAA-CREF International Equity Fund	5,923,556
424,424	TIAA-CREF International Opportunities Fund	4,320,635
	TOTAL INTERNATIONAL EQUITY	17,967,684

SHORT-TERM FIXED INCOME - 19.9%
4,732	TIAA-CREF Money Market Fund	4,732
2,768,276	TIAA-CREF Short-Term Bond Fund	28,734,707
	TOTAL SHORT-TERM FIXED INCOME	28,739,439

U.S. EQUITY - 27.5%
320,285	TIAA-CREF Enhanced Large-Cap Growth Index Fund	3,635,235
370,718	TIAA-CREF Enhanced Large-Cap Value Index Fund	3,625,617
702,199	TIAA-CREF Growth & Income Fund	8,433,414
626,311	TIAA-CREF Large-Cap Growth Fund	9,927,037
562,498	TIAA-CREF Large-Cap Value Fund	9,922,469
23,453	TIAA-CREF Mid-Cap Growth Fund	469,769
25,970	TIAA-CREF Mid-Cap Value Fund	587,192
178,713	TIAA-CREF Small-Cap Equity Fund	3,043,483
	TOTAL U.S. EQUITY	39,644,216

	TOTAL AFFILIATED INVESTMENT COMPANIES	143,843,194
	(Cost $139,492,853)

	TOTAL INVESTMENTS - 99.8%	143,843,194
	(Cost $139,492,853)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	388,623
	NET ASSETS - 100.0%	$144,231,817

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Moderate Fund

TIAA-CREF FUNDS
LIFESTYLE MODERATE FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2016

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%(a)

FIXED INCOME - 40.0%
7,510,894	TIAA-CREF Bond Plus Fund	$80,666,999
83,698	TIAA-CREF High-Yield Fund	806,852
	TOTAL FIXED INCOME	81,473,851

INTERNATIONAL EQUITY - 18.5%
709,704	TIAA-CREF Emerging Markets Equity Fund	6,777,675
1,121,547	TIAA-CREF Enhanced International Equity Index Fund	7,749,892
228,790	TIAA-CREF Global Natural Resources Fund	1,738,801
1,159,058	TIAA-CREF International Equity Fund	12,274,424
902,080	TIAA-CREF International Opportunities Fund	9,183,174
	TOTAL INTERNATIONAL EQUITY	37,723,966

SHORT-TERM FIXED INCOME - 0.0%
6,360	TIAA-CREF Money Market Fund	6,360
	TOTAL SHORT-TERM FIXED INCOME	6,360

U.S. EQUITY - 41.6%
686,164	TIAA-CREF Enhanced Large-Cap Growth Index Fund	7,787,966
793,271	TIAA-CREF Enhanced Large-Cap Value Index Fund	7,758,190
1,491,823	TIAA-CREF Growth & Income Fund	17,916,798
1,332,236	TIAA-CREF Large-Cap Growth Fund	21,115,947
1,196,059	TIAA-CREF Large-Cap Value Fund	21,098,482
57,496	TIAA-CREF Mid-Cap Growth Fund	1,151,640
61,925	TIAA-CREF Mid-Cap Value Fund	1,400,131
380,159	TIAA-CREF Small-Cap Equity Fund	6,474,115
	TOTAL U.S. EQUITY	84,703,269

	TOTAL AFFILIATED INVESTMENT COMPANIES	203,907,446
	(Cost $197,099,302)

	TOTAL INVESTMENTS - 100.1%	203,907,446
	(Cost $197,099,302)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%	(252,803)
	NET ASSETS - 100.0%	$203,654,643

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
3

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Growth Fund

TIAA-CREF FUNDS
LIFESTYLE GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2016

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.6%(a)

FIXED INCOME - 19.9%
1,535,016	TIAA-CREF Bond Plus Fund	$16,486,073
34,579	TIAA-CREF High-Yield Fund	333,343
	TOTAL FIXED INCOME	16,819,416

INTERNATIONAL EQUITY - 24.4%
384,968	TIAA-CREF Emerging Markets Equity Fund	3,676,449
617,465	TIAA-CREF Enhanced International Equity Index Fund	4,266,684
127,893	TIAA-CREF Global Natural Resources Fund	971,984
630,256	TIAA-CREF International Equity Fund	6,674,408
496,267	TIAA-CREF International Opportunities Fund	5,051,995
	TOTAL INTERNATIONAL EQUITY	20,641,520

SHORT-TERM FIXED INCOME - 0.0%
3,313	TIAA-CREF Money Market Fund	3,313
	TOTAL SHORT-TERM FIXED INCOME	3,313

U.S. EQUITY - 55.3%
379,182	TIAA-CREF Enhanced Large-Cap Growth Index Fund	4,303,719
438,668	TIAA-CREF Enhanced Large-Cap Value Index Fund	4,290,178
821,281	TIAA-CREF Growth & Income Fund	9,863,589
733,816	TIAA-CREF Large-Cap Growth Fund	11,630,990
658,241	TIAA-CREF Large-Cap Value Fund	11,611,365
33,667	TIAA-CREF Mid-Cap Growth Fund	674,352
35,955	TIAA-CREF Mid-Cap Value Fund	812,935
209,180	TIAA-CREF Small-Cap Equity Fund	3,562,332
	TOTAL U.S. EQUITY	46,749,460

	TOTAL AFFILIATED INVESTMENT COMPANIES	84,213,709
	(Cost $79,442,427)

	TOTAL INVESTMENTS - 99.6%	84,213,709
	(Cost $79,442,427)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	311,312
	NET ASSETS - 100.0%	$84,525,021

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Aggressive Growth Fund

TIAA-CREF FUNDS
LIFESTYLE AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2016

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

INTERNATIONAL EQUITY - 30.5%
271,407	TIAA-CREF Emerging Markets Equity Fund	$2,591,940
440,147	TIAA-CREF Enhanced International Equity Index Fund	3,041,418
91,964	TIAA-CREF Global Natural Resources Fund	698,928
445,898	TIAA-CREF International Equity Fund	4,722,064
353,773	TIAA-CREF International Opportunities Fund	3,601,414
	TOTAL INTERNATIONAL EQUITY	14,655,764

SHORT-TERM FIXED INCOME - 0.0%
4,057	TIAA-CREF Money Market Fund	4,057
	TOTAL SHORT-TERM FIXED INCOME	4,057

U.S. EQUITY - 69.4%
270,463	TIAA-CREF Enhanced Large-Cap Growth Index Fund	3,069,752
313,152	TIAA-CREF Enhanced Large-Cap Value Index Fund	3,062,625
585,068	TIAA-CREF Growth & Income Fund	7,026,672
522,212	TIAA-CREF Large-Cap Growth Fund	8,277,068
468,984	TIAA-CREF Large-Cap Value Fund	8,272,871
24,941	TIAA-CREF Mid-Cap Growth Fund	499,574
26,392	TIAA-CREF Mid-Cap Value Fund	596,726
149,082	TIAA-CREF Small-Cap Equity Fund	2,538,858
	TOTAL U.S. EQUITY	33,344,146

	TOTAL AFFILIATED INVESTMENT COMPANIES	48,003,967
	(Cost $43,020,511)

	TOTAL INVESTMENTS - 99.9%	48,003,967
	(Cost $43,020,511)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	59,440
	NET ASSETS - 100.0%	$48,063,407

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds
5

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. On December 4, 2015, certain Funds made an additional share class (Advisor) available for sale pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. As of August 31, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2016, there were no transfers between levels by the Funds.

As of August 31, 2016, all of the investments in the Funds were valued based on Level 1 inputs.

6

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

	Value at	Purchase	Sales	Realized	Dividend	Value at
Issue	May 31, 2016	cost	proceeds	gain (loss)	income	August 31, 2016
Lifestyle Income Fund
TIAA-CREF Bond	$9,920,026	$1,205,875	$285,606	$(196)	$71,371	$11,040,121
TIAA-CREF Bond Plus	10,453,399	840,865	264,571	(1,896)	83,507	11,251,085
TIAA-CREF Emerging Markets Equity	651,474	65,562	93,125	(14,629)	—	697,860
TIAA-CREF Enhanced International Equity Index	675,445	70,286	37,210	(918)	—	714,176
TIAA-CREF Enhanced Large-Cap Growth Index	618,099	101,768	46,845	(1,433)	—	698,035
TIAA-CREF Enhanced Large-Cap Value Index	590,074	122,524	42,766	(2,139)	—	696,322
TIAA-CREF Global Natural Resources	158,822	18,169	45,617	(10,370)	—	141,344
TIAA-CREF Growth & Income	1,547,515	162,052	108,697	(1,031)	5,480	1,650,591
TIAA-CREF High-Yield	533,571	23,534	350,919	6,356	7,014	222,466
TIAA-CREF International Equity	1,167,343	164,860	104,151	(1,895)	—	1,243,849
TIAA-CREF International Opportunities	780,516	102,316	44,630	(1,889)	—	845,646
TIAA-CREF Large-Cap Growth	1,858,203	169,444	117,802	(1,117)	—	1,942,922
TIAA-CREF Large-Cap Value	1,787,638	179,418	129,673	(2,105)	—	1,942,283
TIAA-CREF Mid-Cap Growth	55,774	7,314	14,815	(856)	—	50,118
TIAA-CREF Mid-Cap Value	60,111	18,447	8,694	(432)	—	72,956
TIAA-CREF Money Market	2,998	2	—	—	2	3,000
TIAA-CREF Short-Term Bond	20,885,859	1,896,166	362,681	(2,382)	106,376	22,499,801
TIAA-CREF Small-Cap Equity	553,865	47,868	46,410	(945)	—	595,554
	$52,300,732	$5,196,470	$2,104,212	$(37,877)	$273,750	$56,308,129
Lifestyle Conservative Fund
TIAA-CREF Bond	$11,887,322	$1,963,470	$274,370	$772	$86,666	$13,817,115
TIAA-CREF Bond Plus	39,718,054	3,241,944	703,939	(10,627)	318,456	43,101,476
TIAA-CREF Emerging Markets Equity	2,904,652	274,480	232,888	(44,182)	—	3,279,757
TIAA-CREF Enhanced International Equity Index	3,424,185	276,517	76,379	(3,151)	—	3,648,953
TIAA-CREF Enhanced Large-Cap Growth Index	3,130,415	461,809	81,888	(5,361)	—	3,635,235
TIAA-CREF Enhanced Large-Cap Value Index	2,991,197	515,857	17,197	(898)	—	3,625,617
TIAA-CREF Global Natural Resources	803,923	81,326	139,918	(29,542)	—	794,783
TIAA-CREF Growth & Income	7,843,077	596,917	253,585	(2,442)	28,065	8,433,414
TIAA-CREF High-Yield	1,352,656	47,021	866,766	5,921	17,757	573,264
TIAA-CREF International Equity	5,901,820	761,460	807,276	(46,649)	—	5,923,556
TIAA-CREF International Opportunities	3,955,743	500,816	170,867	(3,964)	—	4,320,635
TIAA-CREF Large-Cap Growth	9,412,141	763,397	410,451	(6,774)	—	9,927,037
TIAA-CREF Large-Cap Value	9,051,412	651,678	312,886	(23,509)	—	9,922,469
TIAA-CREF Mid-Cap Growth	484,052	30,435	62,901	(4,970)	—	469,769
TIAA-CREF Mid-Cap Value	503,696	78,432	18,838	(802)	—	587,192
TIAA-CREF Money Market	4,728	4	—	—	4	4,732
TIAA-CREF Short-Term Bond	26,452,969	2,571,766	392,143	(1,737)	135,247	28,734,707
TIAA-CREF Small-Cap Equity	2,805,413	193,454	158,241	(12,773)	—	3,043,483
	$132,627,455	$13,010,783	$4,980,533	$(190,688)	$586,195	$143,843,194
7

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

	Value at	Purchase	Sales	Realized	Dividend	Value at
Issue	May 31, 2016	cost	proceeds	gain (loss)	income	August 31, 2016
Lifestyle Moderate Fund
TIAA-CREF Bond Plus	$73,132,064	$7,360,500	$1,372,655	$(16,257)	$585,792	$80,666,999
TIAA-CREF Emerging Markets Equity	5,891,589	495,237	282,666	(54,893)	—	6,777,675
TIAA-CREF Enhanced International Equity Index	7,277,494	497,158	78,478	(6,494)	—	7,749,892
TIAA-CREF Enhanced Large-Cap Growth Index	6,931,329	737,160	155,357	(14,073)	—	7,787,966
TIAA-CREF Enhanced Large-Cap Value Index	6,635,582	903,965	78,628	(5,981)	—	7,758,190
TIAA-CREF Global Natural Resources	1,709,943	122,833	198,749	(32,025)	—	1,738,801
TIAA-CREF Growth & Income	16,660,574	1,175,865	441,547	(11,987)	59,000	17,916,798
TIAA-CREF High-Yield	1,917,945	77,232	1,244,552	9,507	24,952	806,852
TIAA-CREF International Equity	11,993,295	1,221,533	1,066,813	(30,917)	—	12,274,424
TIAA-CREF International Opportunities	8,408,076	921,808	216,859	(7,304)	—	9,183,174
TIAA-CREF Large-Cap Growth	19,994,019	1,464,233	681,374	(15,663)	—	21,115,947
TIAA-CREF Large-Cap Value	19,227,894	1,225,555	471,561	(14,583)	—	21,098,482
TIAA-CREF Mid-Cap Growth	1,168,121	58,157	118,893	(16,217)	—	1,151,640
TIAA-CREF Mid-Cap Value	1,211,104	155,708	23,008	(1,308)	—	1,400,131
TIAA-CREF Money Market	6,355	5	—	—	5	6,360
TIAA-CREF Small-Cap Equity	5,959,402	375,442	290,777	(21,870)	—	6,474,115
	$188,124,786	$16,792,391	$6,721,917	$(240,065)	$669,749	$203,907,446
Lifestyle Growth Fund
TIAA-CREF Bond Plus	$14,800,596	$1,958,404	$586,282	$(3,510)	$118,663	$16,486,073
TIAA-CREF Emerging Markets Equity	3,186,366	293,887	169,343	(34,425)	—	3,676,449
TIAA-CREF Enhanced International Equity Index	4,028,111	269,087	57,045	(3,358)	—	4,266,684
TIAA-CREF Enhanced Large-Cap Growth Index	3,925,668	364,690	141,184	(7,170)	—	4,303,719
TIAA-CREF Enhanced Large-Cap Value Index	3,760,568	412,346	49,547	(2,765)	—	4,290,178
TIAA-CREF Global Natural Resources	949,413	69,136	105,095	(22,435)	—	971,984
TIAA-CREF Growth & Income	9,247,040	512,769	182,451	(6,073)	32,805	9,863,589
TIAA-CREF High-Yield	797,582	31,496	519,098	7,295	10,349	333,343
TIAA-CREF International Equity	6,491,415	607,044	495,842	(28,980)	—	6,674,408
TIAA-CREF International Opportunities	4,646,789	489,224	119,684	(3,289)	—	5,051,995
TIAA-CREF Large-Cap Growth	11,080,508	676,130	309,515	(9,108)	—	11,630,990
TIAA-CREF Large-Cap Value	10,686,321	686,563	382,485	(29,882)	—	11,611,365
TIAA-CREF Mid-Cap Growth	687,752	27,302	67,004	(4,193)	—	674,352
TIAA-CREF Mid-Cap Value	711,296	82,381	13,545	(677)	—	812,935
TIAA-CREF Money Market	3,310	3	—	—	3	3,313
TIAA-CREF Small-Cap Equity	3,305,735	141,154	120,551	(11,046)	—	3,562,332
	$78,308,470	$6,621,616	$3,318,671	$(159,616)	$161,820	$84,213,709
Lifestyle Aggressive Growth Fund
TIAA-CREF Emerging Markets Equity	$2,286,307	$132,611	$87,728	$(11,151)	$—	$2,591,940
TIAA-CREF Enhanced International Equity Index	2,934,254	137,942	48,676	(1,678)	—	3,041,418
TIAA-CREF Enhanced Large-Cap Growth Index	2,894,640	170,994	107,989	(2,592)	—	3,069,752
TIAA-CREF Enhanced Large-Cap Value Index	2,774,873	218,168	52,527	(2,566)	—	3,062,625
TIAA-CREF Global Natural Resources	688,359	28,322	60,407	(17,352)	—	698,928
TIAA-CREF Growth & Income	6,739,885	202,316	121,911	(2,296)	23,890	7,026,672
TIAA-CREF International Equity	4,662,323	266,923	251,837	(11,886)	—	4,722,064
TIAA-CREF International Opportunities	3,388,370	272,785	83,055	(2,271)	—	3,601,414
TIAA-CREF Large-Cap Growth	8,083,030	299,067	234,715	(5,961)	—	8,277,068
TIAA-CREF Large-Cap Value	7,779,357	361,549	313,986	(4,071)	—	8,272,871
TIAA-CREF Mid-Cap Growth	519,145	9,364	48,312	(2,593)	—	499,574
TIAA-CREF Mid-Cap Value	535,881	44,608	7,855	(489)	—	596,726
TIAA-CREF Money Market	4,054	3	—	—	3	4,057
TIAA-CREF Small-Cap Equity	2,408,504	89,100	127,778	(7,491)	—	2,538,858
	$45,698,982	$2,233,752	$1,546,776	$(72,397)	$23,893	$48,003,967

8

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At August 31, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifestyle Income	$54,849,551	$1,514,539	$(55,961)	$1,458,578
Lifestyle Conservative	139,492,853	4,697,714	(347,373)	4,350,341
Lifestyle Moderate	197,099,302	7,511,703	(703,559)	6,808,144
Lifestyle Growth	79,442,427	5,188,282	(417,000)	4,771,282
Lifestyle Aggressive Growth	43,020,511	5,250,601	(267,145)	4,983,456
9

TIAA-CREF FUNDS – Managed Allocation Fund

TIAA-CREF FUNDS

MANAGED ALLOCATION FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2016

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

FIXED INCOME - 38.9%
27,615,076	TIAA-CREF Bond Plus Fund	$296,585,921
315,927	TIAA-CREF High-Yield Fund	3,045,534
	TOTAL FIXED INCOME	299,631,455

INTERNATIONAL EQUITY - 18.7%
2,880,838	TIAA-CREF Emerging Markets Equity Fund	27,512,004
5,290,711	TIAA-CREF Enhanced International Equity Index Fund	36,558,815
861,601	TIAA-CREF Global Natural Resources Fund	6,548,171
3,679,175	TIAA-CREF International Equity Fund	38,962,463
3,401,685	TIAA-CREF International Opportunities Fund	34,629,153
	TOTAL INTERNATIONAL EQUITY	144,210,606

SHORT-TERM FIXED INCOME - 0.0%
73,562	TIAA-CREF Money Market Fund	73,562
	TOTAL SHORT-TERM FIXED INCOME	73,562

U.S. EQUITY - 42.3%
5,363,849	TIAA-CREF Enhanced Large-Cap Growth Index Fund	60,879,688
6,207,309	TIAA-CREF Enhanced Large-Cap Value Index Fund	60,707,482
4,220,606	TIAA-CREF Growth & Income Fund	50,689,484
3,769,688	TIAA-CREF Large-Cap Growth Fund	59,749,562
3,387,465	TIAA-CREF Large-Cap Value Fund	59,754,882
148,271	TIAA-CREF Mid-Cap Growth Fund	2,969,870
163,107	TIAA-CREF Mid-Cap Value Fund	3,687,844
1,568,920	TIAA-CREF Small-Cap Equity Fund	26,718,714
	TOTAL U.S. EQUITY	325,157,526

	TOTAL AFFILIATED INVESTMENT COMPANIES	769,073,149
	(Cost $685,891,466)

	TOTAL INVESTMENTS - 99.9%	769,073,149
	(Cost $685,891,466)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	536,085
	NET ASSETS - 100.0%	$769,609,234

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedule of investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. As of August 31, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2016, there were no transfers between levels by the Fund.

As of August 31, 2016, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2016	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2016
TIAA CREF Managed Allocation Fund
TIAA-CREF Bond Plus	$291,256,378	$14,608,944	$15,318,167	$(45,738)	$2,238,858	$296,585,921
TIAA-CREF Emerging Markets Equity	23,411,230	1,797,501	353,191	(47,806)	—	27,512,004
TIAA-CREF Enhanced International Equity Index	36,191,845	608,830	477,019	(12,303)	—	36,558,815
TIAA-CREF Enhanced Large-Cap Growth Index	57,347,449	2,905,516	1,678,955	(13,547)	—	60,879,688
TIAA-CREF Enhanced Large-Cap Value Index	55,111,340	3,937,835	804,274	(30,450)	—	60,707,482
TIAA-CREF Global Natural Resources	6,790,143	216,650	868,666	(229,659)	—	6,548,171
TIAA-CREF Growth & Income	49,946,845	409,130	1,168,787	(322)	174,071	50,689,484
TIAA-CREF High-Yield	7,610,530	75,331	4,859,549	5,238	97,258	3,045,534
TIAA-CREF International Equity	40,602,962	2,293,412	4,264,231	(269,317)	—	38,962,463
TIAA-CREF International Opportunities	33,487,934	2,037,620	1,150,600	(61,774)	—	34,629,153
TIAA-CREF Large-Cap Growth	59,921,729	664,079	1,811,917	(584)	—	59,749,562
TIAA-CREF Large-Cap Value	57,683,678	1,231,282	2,363,266	5,261	—	59,754,882
TIAA-CREF Mid-Cap Growth	3,204,051	67,731	416,664	(23,079)	—	2,969,870
TIAA-CREF Mid-Cap Value	3,340,547	262,327	64,744	(2,530)	—	3,687,844
TIAA-CREF Money Market	73,562	—	—	—	57	73,562
TIAA-CREF Small-Cap Equity	23,726,932	2,508,341	1,343,678	(33,924)	—	26,718,714
	$749,707,155	$33,624,529	$36,943,708	$(760,534)	$2,510,244	$769,073,149

Note 4—investments

Net unrealized appreciation (depreciation): At August 31, 2016, the cost of portfolio investments for federal income tax purposes was $685,891,466. Net unrealized appreciation (depreciation) of portfolio investments for federal income tax purposes was $83,181,683, consisting of gross unrealized appreciation of $90,513,206, and gross unrealized depreciation of $(7,331,523).

3

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: October 12, 2016	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: October 12, 2016	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer
(principal executive officer)

Dated: October 12, 2016	By:	/s/ Glenn E. Brightman
Glenn E. Brightman
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer